                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-2594
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                              MFS SERIES TRUST IV
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                       Date of fiscal year end: August 31
-------------------------------------------------------------------------------

                   Date of reporting period: August 31, 2006
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

ITEM 1. REPORTS TO STOCKHOLDERS.

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                                 ANNUAL REPORT

MFS(R) MONEY MARKET FUND
MFS(R) GOVERNMENT MONEY MARKET FUND

LETTER FROM THE CEO                                             1
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PORTFOLIO COMPOSITION                                           2
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PERFORMANCE SUMMARY                                             3
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EXPENSE TABLES                                                  4
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PORTFOLIOS OF INVESTMENTS                                       6
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STATEMENTS OF ASSETS AND LIABILITIES                            9
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STATEMENTS OF OPERATIONS                                       11
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STATEMENTS OF CHANGES IN NET ASSETS                            13
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FINANCIAL HIGHLIGHTS                                           15
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NOTES TO FINANCIAL STATEMENTS                                  17
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM        23
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TRUSTEES AND OFFICERS                                          24
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BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT                  30
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PROXY VOTING POLICIES AND INFORMATION                          38
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QUARTERLY PORTFOLIO DISCLOSURE                                 38
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FEDERAL TAX INFORMATION                                        38
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MFS(R) PRIVACY NOTICE                                          39
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CONTACT INFORMATION                                    BACK COVER
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Fund objectives: Each fund seeks as high a level of current income as is considered consistent with preservation of capital and liquidity.

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

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                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
------------------------------------------------------------------------------

                                                                        8/31/06
                                                                        MCM-ANN

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

    The story is as old as the tortoise and the hare, but we believe it is still relevant today -- "slow and steady" is the way to go when it comes to investing. While financial markets will naturally ebb and flow over time, investors who remain committed to a long-term investment strategy are more likely to achieve their goals than those who consistently chase short-term performance.

    The first half of 2006 brought a high degree of fluctuation in markets around the globe as varying economic factors pulled markets in opposite directions. The global economy, for example, continued to grow at its fastest pace in three decades -- spurred by increased international trade, good job growth, and wage increases. At the same time, central banks around the world raised interest rates in sync in a collaborative attempt to curb inflation. While this was a positive development in some regions, in other cases, economic and market gains were tempered.

    What does all of this mean to you as an investor? If you're focused on the long term, these global developments become part of a longer cycle instead of one-time events that can have a significant impact on your portfolio.

    At MFS(R), our investment management process -- honed over 80 years -- combines a unique teamwork approach with an unwavering focus on helping you realize your long-term financial goals. We believe in a three-pronged investment strategy:

    o ALLOCATE holdings across the major asset classes -- including stocks, bonds, and cash.

    o DIVERSIFY within each class to take advantage of different market segments and investing styles.

    o REBALANCE assets regularly to maintain a desired asset allocation.

    Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    October 13, 2006

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              MFS(R) MONEY MARKET FUND

              PORTFOLIO STRUCTURE (u)

              Commercial Paper                          86.2%
              Certificates of Deposit                    7.1%
              Repurchase Agreements                      6.1%
              Other Assets Less Liabilities              0.6%

              SHORT TERM CREDIT QUALITY (q)

              Average Credit Quality
              Short-Term Bonds (a)                        A-1
              -----------------------------------------------
              All holdings are rated "A-1"

              MATURITY BREAKDOWN (u)

              0-29 days                                 39.7%
              -----------------------------------------------
              30-59 days                                32.9%
              -----------------------------------------------
              60-89 days                                25.8%
              -----------------------------------------------
              90-366 days                                1.0%
              -----------------------------------------------
              Other Assets Less Liabilities              0.6%
              -----------------------------------------------

              MFS(R) GOVERNMENT MONEY MARKET FUND

              PORTFOLIO STRUCTURE (u)

              U.S. Government Agency Obligations        90.8%
              Repurchase Agreements                     10.0%
              Other Assets Less Liabilities             -0.8%

              SHORT TERM CREDIT QUALITY (q)

              Average Credit Quality
              Short-Term Bonds (a)                        A-1
              -----------------------------------------------
              All holdings are rated "A-1"

              MATURITY BREAKDOWN (u)

              0-29 days                                 52.2%
              -----------------------------------------------
              30-59 days                                35.2%
              -----------------------------------------------
              60-89 days                                 4.5%
              -----------------------------------------------
              90-366 days                                8.9%
              -----------------------------------------------
              Other Assets Less Liabilities             -0.8%
              -----------------------------------------------

(a) The average credit quality is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(q) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. If not rated by any of the three agencies, the security is considered Not Rated. U.S. Treasuries and U.S. Agency securities are included in the "A-1"-rating category. Percentages are based on the total market value of investments as of 8/31/06.
(u) For purposes of this graphical presentation, accrued interest, where applicable, is included.

From time to time "Other Assets Less Liabilities" may be negative due to timing of cash receipts.

Percentages are based on net assets as of 8/31/06, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

PERFORMANCE SUMMARY THROUGH 8/31/06

Total returns as well as the current 7-day yield have been provided for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

An investment in either of the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in either of these funds.

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE VISIT MFS.COM. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MFS MONEY MARKET FUND                             MFS GOVERNMENT MONEY MARKET FUND

Inception Date: 12/19/75                          Inception Date: 2/26/82
--------------------------------------------------------------------------------------------
1 Year Total Return                               1 Year Total Return
(without sales charge):  4.36%                    (without sales charge):  3.89%
--------------------------------------------------------------------------------------------
Current 7-day yield:  5.11%                       Current 7-day yield:  4.68%
--------------------------------------------------------------------------------------------
Current 7-day yield without waiver:  4.80%        Current 7-day yield without waiver:  4.33%
--------------------------------------------------------------------------------------------

Yields quoted are based on the latest seven days ended as of August 31, 2006, with dividends annualized. The yield quotations more closely reflect the current earnings of the funds than the total return quotations. Shares of the funds can be purchased at net asset value without a sales charge.

NOTES TO PERFORMANCE SUMMARY

Performance results reflect any applicable expense subsidies, waivers and adjustments in effect during the periods shown. Subsidies and fee waivers may be imposed to enhance a portfolio's yield during periods when the portfolio's operating expenses have a significant impact on the portfolio's yield due to lower interest rates. Without such subsidies, waivers and adjustments, the results would have been less favorable. See the prospectus for details. All results are historical and assume the reinvestment of dividends and capital gains.

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, March 1, 2006 through August 31, 2006.

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2006, through August 31, 2006.

ACTUAL EXPENSES

The first line of the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following tables provides information about hypothetical account values and hypothetical expenses based on each fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                     Expenses
                  Annualized      Beginning          Ending        Paid During
MFS MONEY MARKET    Expense     Account Value    Account Value      Period (p)
FUND                 Ratio         3/01/06          8/31/06      3/01/06-8/31/06
--------------------------------------------------------------------------------
Actual               0.34%        $1,000.00        $1,023.90          $1.73
--------------------------------------------------------------------------------
Hypothetical (h)     0.34%        $1,000.00        $1,023.49          $1.73
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                     Expenses
MFS GOVERNMENT    Annualized      Beginning          Ending        Paid During
MONEY MARKET        Expense     Account Value    Account Value      Period (p)
FUND                 Ratio         3/01/06          8/31/06      3/01/06-8/31/06
--------------------------------------------------------------------------------
Actual               0.68%        $1,000.00        $1,021.90          $3.47
--------------------------------------------------------------------------------
Hypothetical (h)     0.68%        $1,000.00        $1,021.78          $3.47
--------------------------------------------------------------------------------

(h) 5% fund return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
8/31/06

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

MFS(R) MONEY MARKET FUND

Certificates of Deposit - 7.0%
--------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES/PAR       VALUE ($)
--------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 7.0%
--------------------------------------------------------------------------------------------------
Barclays Bank PLC, NY, 5.45%, due 10/25/06                            $33,736,000     $ 33,736,000
Credit Suisse, NY, 4.985%, due 9/13/06                                 32,247,000       32,247,000
--------------------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT, AT AMORTIZED COST AND VALUE                            $ 65,983,000
--------------------------------------------------------------------------------------------------
Commercial Paper - 86.2% (y)
--------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 4.0%
--------------------------------------------------------------------------------------------------
Yorktown Capital LLC, 5.3%, due 9/07/06 (t)                           $37,547,000     $ 37,513,833
--------------------------------------------------------------------------------------------------
Automotive - 1.4%
--------------------------------------------------------------------------------------------------
Toyota Motor Credit Corp., 5.37%, due 10/12/06                        $13,097,000     $ 13,016,901
--------------------------------------------------------------------------------------------------
Financial Institutions - 51.8%
--------------------------------------------------------------------------------------------------
American General Finance Corp., 5.05%, due 9/25/06                    $ 8,221,000     $  8,193,324
CAFCO LLC, 5.37%, due 9/15/06 (t)                                      36,094,000       36,018,624
CRC Funding LLC, 5.35%, due 10/05/06 (t)                                8,319,000        8,276,966
CRC Funding LLC, 5.28%, due 11/01/06 (t)                               14,457,000       14,327,658
Ciesco LLC, 5.265%, due 11/10/06 (t)                                   37,632,000       37,246,742
Citibank Credit Card Issuance Trust, 5.38%, due 9/18/06 (t)            22,771,000       22,713,149
Edison Asset Securitization LLC, 5.27%, due 11/21/06 (t)               37,724,000       37,276,688
Fairway Finance Corp., 5.31%, due 11/20/06 (t)                         37,963,000       37,515,037
General Electric Capital Corp., 5.38%, due 10/26/06                     1,885,000        1,869,506
General Electric Capital Corp., 5.37%, due 11/27/06                    16,838,000       16,619,485
General Electric Capital Corp., 5.26%, due 11/28/06                    18,935,000       18,691,538
General Re Corp., 5.34%, due 10/16/06                                  21,955,000       21,808,450
Govco, Inc., 5.39%, due 10/12/06 (t)                                   36,201,000       35,978,776
Jupiter Securitization Corp., 5.27%, due 9/13/06 (t)                    3,857,000        3,850,225
Jupiter Securitization Corp., 5.26%, due 10/11/06 (t)                  28,196,000       28,031,210
Kitty Hawk Funding Corp., 5.34%, due 9/15/06 (t)                       36,894,000       36,817,383
Old Line Funding LLC, 5.27%, due 10/03/06 - 10/12/06 (t)               16,396,000       16,311,947
Ranger Funding Co. LLC, 5.26%, due 9/11/06 (t)                         31,820,000       31,773,507
Scaldis Capital LLC, 5.38%, due 10/13/06 - 10/19/06 (t)                36,200,000       35,959,692
Scaldis Capital LLC, 5.275%, due 11/27/06 (t)                           1,237,000        1,221,231
Thunder Bay Funding LLC, 5.35%, due 9/01/06 (t)                        14,716,000       14,716,000
Thunder Bay Funding LLC, 5.39%, due 10/10/06 (t)                        6,467,000        6,429,238
Thunder Bay Funding LLC, 5.36%, due 10/30/06 (t)                       16,793,000       16,645,483
                                                                                      ------------
                                                                                      $488,291,859
--------------------------------------------------------------------------------------------------
Insurance - 4.0%
--------------------------------------------------------------------------------------------------
Metlife, Inc., 5.34%, due 9/21/06 - 10/02/06 (t)                      $37,603,000     $ 37,490,449
--------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 25.0%
--------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.37%, due 9/18/06                  $27,774,000     $ 27,703,570
Abbey National North America LLC, 5.31%, due 9/25/06                       58,000           57,795
Abbey National North America LLC, 5.25%, due 12/27/06                   9,583,000        9,419,490
Bank of America Corp., 5.03%, due 10/23/06                             21,455,000       21,299,118
Citigroup Funding, Inc., 5.31%, due 10/06/06                            1,976,000        1,965,799
Citigroup Funding, Inc., 5.36%, due 10/16/06                            1,029,000        1,022,106
Citigroup Funding, Inc., 5.26%, due 11/27/06                           34,633,000       34,192,757
Dexia Delaware LLC, 5.265%, due 10/10/06                               29,574,000       29,405,317
HBOS Treasury Services PLC, 5.39%, due 9/29/06                         26,854,000       26,741,422
HBOS Treasury Services PLC, 5.32%, due 11/07/06                         9,000,000        8,910,890
ING America Insurance Holdings, Inc., 5.35%, due 10/18/06              28,766,000       28,565,077
ING America Insurance Holdings, Inc., 5.34%, due 10/23/06               8,996,000        8,926,611
Societe Generale North America, 5.29%, due 9/01/06                      1,139,000        1,139,000
Societe Generale North America, 5.34%, due 11/01/06                    36,622,000       36,290,632
                                                                                      ------------
                                                                                      $235,639,584
--------------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER, AT AMORTIZED COST AND VALUE                                   $811,952,626
--------------------------------------------------------------------------------------------------
Repurchase Agreements - 6.1%
--------------------------------------------------------------------------------------------------
Merrill Lynch & Co., 5.28%, dated 8/31/06, due 9/01/06, total to be received $56,900,344 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed Securities
in a jointly traded account), at Cost                                 $56,892,000     $ 56,892,000
--------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT AMORTIZED COST AND VALUE                                        $934,827,626
--------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 0.7%                                                    6,857,357
--------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                   $941,684,983
--------------------------------------------------------------------------------------------------

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

Portfolio of Investments -- continued

AT 8/31/06

MFS(R) GOVERNMENT MONEY MARKET FUND

U.S. Government Agency Obligations - 90.8% (y)
--------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES/PAR       VALUE ($)
--------------------------------------------------------------------------------------------------
Fannie Mae, 5.29%, due 9/20/06                                         $1,000,000      $   997,208
Fannie Mae, 5.26%, due 10/04/06                                           500,000          497,589
Fannie Mae, 5.265%, due 10/04/06                                          420,000          417,973
Fannie Mae, 5.14%, due 10/05/06                                         1,000,000          995,146
Fannie Mae, 5.24%, due 10/25/06                                         1,000,000          992,140
Fannie Mae, 4.99%, due 10/27/06                                           938,000          930,719
Fannie Mae, 5.21%, due 12/13/06                                         1,000,000          985,094
Federal Agricultural Mortgage Corp., 4.98%, due 9/01/06                 6,036,000        6,036,000
Federal Agricultural Mortgage Corp., 5.276%, due 10/06/06                 988,000          982,932
Federal Home Loan Bank, 5.25%, due 9/15/06                                600,000          598,775
Federal Home Loan Bank, 5.14%, due 10/18/06                             1,000,000          993,289
Federal Home Loan Bank, 5.24%, due 11/01/06                             1,000,000          991,121
Freddie Mac, 5.23%, due 9/01/06                                           682,000          682,000
Freddie Mac, 5.27%, due 10/23/06                                          965,000          957,654
Freddie Mac, 5.24%, due 10/24/06                                        1,000,000          992,286
Freddie Mac, 5.17%, due 12/05/06                                        1,000,000          986,357
Tennesee Valley Authority Discount Notes, 5.205%, due 9/14/06           1,000,000          998,120
--------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS,
AT AMORTIZED COST AND VALUE                                                            $20,034,403
--------------------------------------------------------------------------------------------------
Repurchase Agreements - 10.0%
--------------------------------------------------------------------------------------------------
Merrill Lynch, 5.28%, dated 8/31/06, due 9/01/06, total to be received $2,209,324 (secured by various U.S. Treasury and Federal
Agency obligations and Mortgage Backed Securities in a jointly
traded account), at Cost                                               $2,209,000      $ 2,209,000
--------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT AMORTIZED COST AND VALUE                                         $22,243,403
--------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (0.8)%                                                   (186,440)
--------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                    $22,056,963
--------------------------------------------------------------------------------------------------

Portfolio Footnotes:
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under
    Section 4(2) of the Securities Act of 1933.
(y) The rate shown represents an annualized yield at time of purchase.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
At 8/31/06

These statements represent your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

MFS MONEY MARKET FUND

ASSETS
-----------------------------------------------------------------------------------------------------
Investments, at amortized cost and value                               $934,827,626
Cash                                                                            838
Receivable for fund shares sold                                           9,993,865
Interest receivable                                                         952,760
Other assets                                                                  4,049
-----------------------------------------------------------------------------------------------------
Total assets                                                                             $945,779,138
-----------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------
Distributions payable                                                      $145,471
Payable for fund shares reacquired                                        3,661,297
Payable to affiliates
  Management fee                                                              7,686
  Shareholder servicing costs                                                37,023
  Administrative services fee                                                   940
Payable for independent trustees' compensation                               43,182
Accrued expenses and other liabilities                                      198,556
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                          $4,094,155
-----------------------------------------------------------------------------------------------------
Net assets                                                                               $941,684,983
-----------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------
Paid-in-capital                                                        $941,587,670
Accumulated net realized gain (loss) on investments                          (8,515)
Undistributed net investment income                                         105,828
-----------------------------------------------------------------------------------------------------
Net assets                                                                               $941,684,983
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                 941,587,719
-----------------------------------------------------------------------------------------------------
Net asset value per share (net assets of $941,684,983/941,587,719
shares of beneficial interest outstanding)                                                      $1.00
-----------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS


Statements of Assets and Liabilities - continued

AT 8/31/06

MFS GOVERNMENT MONEY MARKET FUND

ASSETS
-----------------------------------------------------------------------------------------------------
Investments, at amortized cost and value                                $22,243,403
Cash                                                                            729
Receivable for fund shares sold                                              28,308
Interest receivable                                                             324
Other assets                                                                    237
-----------------------------------------------------------------------------------------------------
Total assets                                                                              $22,273,001
-----------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------
Distributions payable                                                          $988
Payable for fund shares reacquired                                          154,230
Payable to affiliates
  Management fee                                                                182
  Shareholder servicing costs                                                 1,802
  Administrative services fee                                                    96
Payable for independent trustees' compensation                                7,181
Accrued expenses and other liabilities                                       51,559
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                            $216,038
-----------------------------------------------------------------------------------------------------
Net assets                                                                                $22,056,963
-----------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------
Paid-in-capital                                                         $22,062,398
Accumulated distributions in excess of net investment income                 (5,435)
-----------------------------------------------------------------------------------------------------
Net assets                                                                                $22,056,963
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                  22,054,685
-----------------------------------------------------------------------------------------------------
Net asset value per share (net assets of $22,056,963/22,054,685
shares of beneficial interest outstanding)                                                      $1.00
-----------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF OPERATIONS
Year ended 8/31/06

These statements describe how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

MFS MONEY MARKET FUND

NET INVESTMENT INCOME
--------------------------------------------------------------------------------------------------
Interest income                                                                        $38,195,685
--------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                       $3,804,977
  Shareholder servicing costs                                           1,251,348
  Administrative services fee                                             120,453
  Independent trustees' compensation                                       26,048
  Custodian fee                                                           198,566
  Shareholder communications                                               49,029
  Auditing fees                                                            26,130
  Legal fees                                                               16,432
  Miscellaneous                                                           111,210
--------------------------------------------------------------------------------------------------
Total expenses                                                                          $5,604,193
--------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                   (186,683)
  Reduction of expenses by investment adviser                          (2,570,132)
--------------------------------------------------------------------------------------------------
Net expenses                                                                            $2,847,378
--------------------------------------------------------------------------------------------------
Net investment income                                                                  $35,348,307
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                       $(35)
--------------------------------------------------------------------------------------------------
Change in net assets from operations                                                   $35,348,272
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Operations - continued

YEAR ENDED 8/31/06

MFS GOVERNMENT MONEY MARKET FUND

NET INVESTMENT INCOME
--------------------------------------------------------------------------------------------------
Interest income                                                                         $1,014,361
--------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                         $112,903
  Shareholder servicing costs                                              37,832
  Administrative services fee                                              14,369
  Independent trustees' compensation                                        3,380
  Custodian fee                                                             8,444
  Registration fees                                                        26,458
  Shareholder communications                                                1,465
  Auditing fees                                                            26,130
  Legal fees                                                                2,585
  Miscellaneous                                                            14,322
--------------------------------------------------------------------------------------------------
Total expenses                                                                            $247,888
--------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                     (7,128)
  Reduction of expenses by investment adviser                             (79,160)
--------------------------------------------------------------------------------------------------
Net expenses                                                                              $161,600
--------------------------------------------------------------------------------------------------
Net investment income                                                                     $852,761
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

MFS MONEY MARKET FUND
                                                                         YEARS ENDED 8/31
                                                                ---------------------------------
                                                                    2006                 2005
CHANGE IN NET ASSETS
FROM OPERATIONS
-------------------------------------------------------------------------------------------------
Net investment income                                            $35,348,307          $17,132,395
Net realized gain (loss) on investments                                  (35)                (151)
-------------------------------------------------------------------------------------------------
Change in net assets from operations                             $35,348,272          $17,132,244
-------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------
From net investment income                                      $(35,618,089)        $(16,765,114)
-------------------------------------------------------------------------------------------------
FUND SHARE (PRINCIPAL) TRANSACTIONS
-------------------------------------------------------------------------------------------------
Net proceeds from sale of shares                                $940,606,600         $623,054,895
Net asset value of shares issued to shareholders in
reinvestment of distributions                                     33,914,320           16,089,710
Cost of shares reacquired                                       (801,437,381)        (699,562,244)
-------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions               $173,083,539         $(60,417,639)
-------------------------------------------------------------------------------------------------
Total change in net assets                                      $172,813,722         $(60,050,509)
-------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------
At beginning of period                                           768,871,261          828,921,770
At end of period (including undistributed net investment
income of $105,828 and $375,610, respectively)                  $941,684,983         $768,871,261
-------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets - continued

MFS GOVERNMENT MONEY MARKET FUND

                                                                         YEARS ENDED 8/31
                                                                ---------------------------------
                                                                    2006                 2005
CHANGE IN NET ASSETS
FROM OPERATIONS
-------------------------------------------------------------------------------------------------
Net investment income                                               $852,761             $613,292
-------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------
From net investment income                                         $(860,483)           $(603,292)
-------------------------------------------------------------------------------------------------
FUND SHARE (PRINCIPAL) TRANSACTIONS
-------------------------------------------------------------------------------------------------
Net proceeds from sale of shares                                 $19,045,123          $22,096,030
Net asset value of shares issued to shareholders in
reinvestment of distributions                                        825,675              576,994
Cost of shares reacquired                                        (22,220,079)         (38,056,006)
-------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                $(2,349,281)        $(15,382,982)
-------------------------------------------------------------------------------------------------
Total change in net assets                                       $(2,357,003)        $(15,372,982)
-------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------
At beginning of period                                            24,413,966           39,786,948
At end of period (including accumulated distributions in
excess of net investment income of $5,435 and undistributed
net investment income of $2,287, respectively)                   $22,056,963          $24,413,966
-------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years.
Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

MFS MONEY MARKET FUND
                                                                             YEARS ENDED 8/31
                                               ----------------------------------------------------------------------------
                                                   2006              2005              2004            2003            2002
Net asset value, beginning of period              $1.00             $1.00             $1.00           $1.00           $1.00
---------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                       $0.04             $0.02             $0.01           $0.01           $0.02
  Net realized gain (loss) on
  investments                                     (0.00)(w)         (0.00)(w)            --              --              --
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  $0.04             $0.02             $0.01           $0.01           $0.02
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------
  From net investment income                     $(0.04)           $(0.02)           $(0.01)         $(0.01)         $(0.02)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $1.00             $1.00             $1.00           $1.00           $1.00
---------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                            4.36              2.16              0.64            0.81            1.67
---------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)             0.68              0.75              0.67            0.60            0.68
Expenses after expense reductions (f)              0.37              0.44              0.54             N/A             N/A
Net investment income                              4.28              2.17              0.62            0.80            1.66
Net assets at end of period (000 Omitted)      $941,685          $768,871          $828,921      $2,123,459      $1,962,159
---------------------------------------------------------------------------------------------------------------------------

(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(r) Certain expenses have been reduced without which performance would have been lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS GOVERNMENT MONEY MARKET FUND
                                                                             YEARS ENDED 8/31
                                               ----------------------------------------------------------------------------
                                                   2006              2005              2004            2003            2002
Net asset value, beginning of period              $1.00             $1.00             $1.00           $1.00           $1.00
---------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                       $0.04             $0.02             $0.01           $0.01           $0.01
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------
  From net investment income                     $(0.04)           $(0.02)           $(0.01)         $(0.01)         $(0.01)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $1.00             $1.00             $1.00           $1.00           $1.00
---------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                            3.89              2.02              0.54            0.66            1.51
---------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)             1.10              0.87              0.74            0.72            0.82
Expenses after expense reductions (f)              0.75              0.52              0.59             N/A             N/A
Net investment income                              3.78              1.96              0.49            0.61            1.56
Net assets at end of period (000 Omitted)       $22,057           $24,414           $39,787        $132,888         $54,741
---------------------------------------------------------------------------------------------------------------------------

(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(r) Certain expenses have been reduced without which performance would have been lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Money Market Fund and MFS Government Money Market Fund (the funds) are each a series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS - Money market instruments are valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. Each money market fund's use of amortized cost is subject to the fund's compliance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost value of an instrument can be different from the market value of an instrument.

REPURCHASE AGREEMENTS - Each fund may enter into repurchase agreements with institutions that the funds' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Each fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The funds monitor, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the funds under each such repurchase agreement. The funds, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized and accreted for financial statement purposes and tax reporting purposes in accordance with generally accepted accounting principles and federal tax regulations, respectively.

FEES PAID INDIRECTLY - Each fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended August 31, 2006, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the funds in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the year ended August 31, 2006, there were no significant adjustments due to differences between book and tax accounting for the MFS Money Market Fund and MFS Government Money Market Fund, respectively.

The tax character of distributions declared to shareholders is as follows:

                                                                 GOVERNMENT
                                   MONEY MARKET FUND         MONEY MARKET FUND
                               ------------------------    --------------------
                                   8/31/06      8/31/05     8/31/06     8/31/05
Ordinary income (including
any short-term capital gains)  $35,618,089  $16,765,114    $860,483    $603,292

The federal tax cost and the tax basis components of distributable earnings were as follows:

                                                                     GOVERNMENT
                                        MONEY MARKET FUND     MONEY MARKET FUND
AS OF 8/31/06
Cost of investments                          $934,827,626           $22,243,403
-------------------------------------------------------------------------------
Undistributed ordinary income                     293,345                 2,346
Capital loss carryforwards                         (8,480)                   --
Post-October capital loss deferral                    (35)                   --
Other temporary differences                      (187,517)               (7,781)

As of August 31, 2006, the MFS Money Market Fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

                                               MONEY MARKET FUND

              8/31/11                                    $(8,329)
              8/31/13                                       (151)
              --------------------------------------------------
                                                         $(8,480)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has recently begun to evaluate the application of the Interpretation to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the funds' financial statements.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

Each fund's management fee is computed daily and paid monthly at the following annual rates:

          First $300 million of average daily net assets        0.50%
          Next $400 million of average daily net assets         0.45%
          Next $300 million of average daily net assets         0.40%
          Average daily net assets in excess of $1 billion      0.35%

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce each fund's management fee to 0.15% of the fund's average daily net assets for the period March 1, 2004 through February 28, 2009. For the year ended August 31, 2006, this waiver amounted to $2,565,611 and $79,032 for the MFS Money Market Fund and MFS Government Money Market Fund, respectively, and is reflected as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the year ended August 31, 2006 was equivalent to an annual effective rate of 0.15% of each fund's average daily net assets.

DISTRIBUTOR - Certain shares acquired through an exchange may be subject to a CDSC upon redemption depending on when the shares exchanged were originally purchased. Contingent deferred sales charges imposed during the year ended August 31, 2006 for the MFS Money Market Fund and MFS Government Money Market Fund were $8,430 and $41, respectively.

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average net assets of each fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended August 31, 2006, the fee was $806,104 and $22,029, which equated to 0.0976% and 0.0975% annually of the fund's average daily net assets for the MFS Money Market Fund and MFS Government Money Market Fund, respectively. MFSC also receives payment from each fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the year ended August 31, 2006, these costs amounted to $123,856 and $3,507 for the MFS Money Market Fund and MFS Government Money Market Fund, respectively. Each fund may also pay shareholder servicing related costs to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, each fund's annual fixed amount was $10,000. Effective April 1, 2006, each fund's annual fixed amount is $17,500.

The administrative services fee incurred for the year ended August 31, 2006 was equivalent to an annual effective rate of 0.0146% and 0.0636% of the fund's average daily net assets for the MFS Money Market Fund and MFS Government Money Market Fund, respectively.

TRUSTEES' AND OFFICERS' COMPENSATION - Each fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The funds do not pay compensation directly to Trustees or officers of the funds who are also officers of the investment adviser, all of whom receive remuneration for their services to the funds from MFS. Certain officers and Trustees of the funds are officers or directors of MFS, MFD, and MFSC. The funds have an unfunded, defined benefit plan for certain retired Independent Trustees which resulted in a pension expense of $6,863 and $1,346 for the MFS Money Market Fund and MFS Government Money Market Fund, respectively. This amount is included in Independent trustees' compensation for the year ended August 31, 2006. The deferred liability for retirement benefits payable to certain retired Trustees amounted to $43,182 and $7,110 for the MFS Money Market Fund and MFS Government Money Market Fund respectively, at August 31, 2006, and is included in payable for independent trustees' compensation.

OTHER - These funds and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended August 31, 2006, the fee paid to Tarantino LLC was $5,430 and $159 for the MFS Money Market Fund and MFS Government Money Market Fund respectively. MFS has agreed to reimburse the funds for a portion of the payments made by the funds to Tarantino LLC in the amount of $4,521 and $128 for the MFS Money Market Fund and MFS Government Money Market Fund respectively, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of money market investments, exclusive of securities subject to repurchase agreements, were as follows:

                                              PURCHASES                  SALES

MFS Money Market Fund                   $13,989,277,107        $13,903,040,428
MFS Government Money Market Fund            882,748,836            891,427,000

(5) SHARES OF BENEFICIAL INTEREST

Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest.

The MFS Money Market Fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund and MFS Moderate Allocation Fund were the owners of record of approximately 7% and 11%, respectively, of the value of outstanding voting shares. In addition, the MFS Lifetime Retirement Income Fund, the MFS Lifetime 2010 Fund, and the MFS Lifetime 2020 Fund, were each the owners of record of less than 1% of the value of outstanding voting shares.

(6) LINE OF CREDIT

Each fund and other affiliated funds participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, each fund and other affiliated funds have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the year ended August 31, 2006, the funds' commitment fee was $3,824 and $144 for the MFS Money Market Fund and MFS Government Money Market Fund, respectively, and the interest expense was $0 and $0 for the MFS Money Market Fund and MFS Government Money Market Fund, respectively. These amounts are included in miscellaneous expense on the Statement of Operations.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To The Trustees of MFS Series Trust IV and the
Shareholders of MFS Money Market Fund and
MFS Government Money Market Fund:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of MFS Money Market Fund and MFS Government Money Market Fund (two of the portfolios comprising MFS Series Trust
IV) (the "Trust") as of August 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS Money Market Fund and MFS Government Money Market Fund as of August 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
October 20, 2006

TRUSTEES AND OFFICERS --
IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of October 1, 2006, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)
The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                          PRINCIPAL OCCUPATIONS DURING
                                POSITION(s) HELD    TRUSTEE/OFFICER           THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                 WITH FUND           SINCE(h)             OTHER DIRECTORSHIPS(j)
-------------------             ----------------    ---------------    ----------------------------------
INTERESTED TRUSTEES
Robert J. Manning(k)            Trustee             February 2004      Massachusetts Financial Services
(born 10/20/63)                                                        Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Robert C. Pozen(k)              Trustee             February 2004      Massachusetts Financial Services
(born 8/08/46)                                                         Company, Chairman (since February
                                                                       2004); Secretary of Economic
                                                                       Affairs, The Commonwealth of
                                                                       Massachusetts (January 2002 to
                                                                       December 2002); Fidelity
                                                                       Investments, Vice Chairman (June
                                                                       2000 to December 2001); Fidelity
                                                                       Management & Research Company
                                                                       (investment adviser), President
                                                                       (March 1997 to July 2001); Bell
                                                                       Canada Enterprises
                                                                       (telecommunications), Director;
                                                                       Medtronic, Inc. (medical
                                                                       technology), Director; Telesat
                                                                       (satellite communications),
                                                                       Director

INDEPENDENT TRUSTEES
J. Atwood Ives                  Trustee and Chair   February 1992      Private investor; Eastern
(born 5/01/36)                  of Trustees                            Enterprises (diversified services
                                                                       company), Chairman, Trustee and
                                                                       Chief Executive Officer (until
                                                                       November 2000)

Robert E. Butler(n)             Trustee             January 2006       Consultant - regulatory and
(born 11/29/41)                                                        compliance matters (since July
                                                                       2002); PricewaterhouseCoopers LLP
                                                                       (professional services firm),
                                                                       Partner (November 2000 until June
                                                                       2002)

Lawrence H. Cohn, M.D.          Trustee             August 1993        Brigham and Women's Hospital,
(born 3/11/37)                                                         Senior Cardiac Surgeon, Chief of
                                                                       Cardiac Surgery (until 2005);
                                                                       Harvard Medical School, Professor
                                                                       of Surgery; Brigham and Women's
                                                                       Hospital Physicians' Organization,
                                                                       Chair (2000 to 2004)

David H. Gunning                Trustee             January 2004       Cleveland-Cliffs Inc. (mining
(born 5/30/42)                                                         products and service provider),
                                                                       Vice Chairman/Director (since
                                                                       April 2001); Encinitos Ventures
                                                                       (private investment company),
                                                                       Principal (1997 to April 2001);
                                                                       Lincoln Electric Holdings, Inc.
                                                                       (welding equipment manufacturer),
                                                                       Director

William R. Gutow                Trustee             December 1993      Private investor and real estate
(born 9/27/41)                                                         consultant; Capitol Entertainment
                                                                       Management Company (video
                                                                       franchise), Vice Chairman

Michael Hegarty                 Trustee             December 2004      Retired; AXA Financial (financial
(born 12/21/44)                                                        services and insurance), Vice
                                                                       Chairman and Chief Operating
                                                                       Officer (until May 2001); The
                                                                       Equitable Life Assurance Society
                                                                       (insurance), President and Chief
                                                                       Operating Officer (until May 2001)

Lawrence T. Perera              Trustee             July 1981          Hemenway & Barnes (attorneys),
(born 6/23/35)                                                         Partner

J. Dale Sherratt                Trustee             August 1993        Insight Resources, Inc.
(born 9/23/38)                                                         (acquisition planning
                                                                       specialists), President; Wellfleet
                                                                       Investments (investor in health
                                                                       care companies), Managing General
                                                                       Partner (since 1993); Cambridge
                                                                       Nutraceuticals (professional
                                                                       nutritional products), Chief
                                                                       Executive Officer (until May 2001)

Laurie J. Thomsen               Trustee             March 2005         Private investor; Prism Venture
(born 8/05/57)                                                         Partners (venture capital), Co-
                                                                       founder and General Partner (until
                                                                       June 2004); St. Paul Travelers
                                                                       Companies (commercial property
                                                                       liability insurance), Director

Robert W. Uek                   Trustee             January 2006       Retired (since 1999);
(born 5/18/41)                                                         PricewaterhouseCoopers LLP
                                                                       (professional services firm),
                                                                       Partner (until 1999); Consultant
                                                                       to investment company industry
                                                                       (since 2000); TT International
                                                                       Funds (mutual fund complex),
                                                                       Trustee (2000 until 2005);
                                                                       Hillview Investment Trust II Funds
                                                                       (mutual fund complex), Trustee
                                                                       (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)               President           November 2005      Massachusetts Financial Services
(born 12/01/58)                                                        Company, Executive Vice President
                                                                       and Chief Regulatory Officer
                                                                       (since March 2004); Fidelity
                                                                       Management & Research Company,
                                                                       Vice President (prior to March
                                                                       2004); Fidelity Group of Funds,
                                                                       President and Treasurer (prior to
                                                                       March 2004)

Tracy Atkinson(k)               Treasurer           September 2005     Massachusetts Financial Services
(born 12/30/64)                                                        Company, Senior Vice President
                                                                       (since September 2004);
                                                                       PricewaterhouseCoopers LLP,
                                                                       Partner (prior to September 2004)

Christopher R. Bohane(k)        Assistant           July 2005          Massachusetts Financial Services
(born 1/18/74)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since April 2003);
                                                                       Kirkpatrick & Lockhart LLP (law
                                                                       firm), Associate (prior to April
                                                                       2003)

Ethan D. Corey(k)               Assistant           July 2005          Massachusetts Financial Services
(born 11/21/63)                 Secretary and                          Company, Special Counsel (since
                                Assistant Clerk                        December 2004); Dechert LLP (law
                                                                       firm), Counsel (prior to December
                                                                       2004)

David L. DiLorenzo(k)           Assistant           July 2005          Massachusetts Financial Services
(born 8/10/68)                  Treasurer                              Company, Vice President (since
                                                                       June 2005); JP Morgan Investor
                                                                       Services, Vice President (prior to
                                                                       June 2005)

Timothy M. Fagan(k)             Assistant           September 2005     Massachusetts Financial Services
(born 7/10/68)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since September 2005);
                                                                       John Hancock Advisers, LLC, Vice
                                                                       President and Chief Compliance
                                                                       Officer (September 2004 to August
                                                                       2005), Senior Attorney (prior to
                                                                       September 2004); John Hancock
                                                                       Group of Funds, Vice President and
                                                                       Chief Compliance Officer
                                                                       (September 2004 to December 2004)

Mark D. Fischer(k)              Assistant           July 2005          Massachusetts Financial Services
(born 10/27/70)                 Treasurer                              Company, Vice President (since May
                                                                       2005); JP Morgan Investment
                                                                       Management Company, Vice President
                                                                       (prior to May 2005)

Brian E. Langenfeld(k)          Assistant           June 2006          Massachusetts Financial Services
(born 3/07/73)                  Secretary and                          Company, Assistant Vice President
                                Assistant Clerk                        and Counsel (since May 2006); John
                                                                       Hancock Advisers, LLC, Assistant
                                                                       Vice President and Counsel (May
                                                                       2005 to April 2006); John Hancock
                                                                       Advisers, LLC, Attorney and
                                                                       Assistant Secretary (prior to May
                                                                       2005)

Ellen Moynihan(k)               Assistant           April 1997         Massachusetts Financial Services
(born 11/13/57)                 Treasurer                              Company, Senior Vice President

Susan S. Newton(k)              Assistant           May 2005           Massachusetts Financial Services
(born 3/07/50)                  Secretary and                          Company, Senior Vice President and
                                Assistant Clerk                        Associate General Counsel (since
                                                                       April 2005); John Hancock
                                                                       Advisers, LLC, Senior Vice
                                                                       President, Secretary and Chief
                                                                       Legal Officer (prior to April
                                                                       2005); John Hancock Group of
                                                                       Funds, Senior Vice President,
                                                                       Secretary and Chief Legal Officer
                                                                       (prior to April 2005)

Susan A. Pereira(k)             Assistant           July 2005          Massachusetts Financial Services
(born 11/05/70)                 Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since June 2004); Bingham
                                                                       McCutchen LLP (law firm),
                                                                       Associate (prior to June 2004)

Mark N. Polebaum(k)             Secretary and       January 2006       Massachusetts Financial Services
(born 5/01/52)                  Clerk                                  Company, Executive Vice President,
                                                                       General Counsel and Secretary
                                                                       (since January 2006); Wilmer
                                                                       Cutler Pickering Hale and Dorr LLP
                                                                       (law firm), Partner (prior to
                                                                       January 2006)

Frank L. Tarantino              Independent Chief   June 2004          Tarantino LLC (provider of
(born 3/07/44)                  Compliance                             compliance services), Principal
                                Officer                                (since June 2004); CRA Business
                                                                       Strategies Group (consulting
                                                                       services), Executive Vice
                                                                       President (April 2003 to June
                                                                       2004); David L. Babson & Co.
                                                                       (investment adviser), Managing
                                                                       Director, Chief Administrative
                                                                       Officer and Director (prior to
                                                                       March 2003)

James O. Yost(k)                Assistant           September 1990     Massachusetts Financial Services
(born 6/12/60)                  Treasurer                              Company, Senior Vice President

------------
(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").
(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters.
    The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of
    $351,119.29.

The Trust held a shareholders' meeting in 2005 to elect Trustees, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Sherratt and Uek and Ms. Thomsen are members of the
Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2006, the Trustees served as board members of 98 funds within the MFS
Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

---------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                  CUSTODIAN
Massachusetts Financial Services Company            State Street Bank and Trust Company
500 Boylston Street, Boston, MA                     225 Franklin Street, Boston, MA 02110
02116-3741
                                                    INDEPENDENT REGISTERED PUBLIC
DISTRIBUTOR                                         ACCOUNTING FIRM
MFS Fund Distributors, Inc.                         Deloitte & Touche LLP
500 Boylston Street, Boston, MA                     200 Berkeley Street, Boston, MA 02116
02116-3741

PORTFOLIO MANAGERS
Edward L. O'Dette
Terri A. Vittozzi

BOARD REVIEW OF INVESTMENT
ADVISORY AGREEMENT

MFS MONEY MARKET FUND

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2006 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2005 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("MFS peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2005, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund was in the 1st quintile for each of the one- and five-year periods ended December 31, 2005 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that there is an advisory fee reduction in effect for the Fund through February 29, 2009 as part of MFS' settlement with the New York Attorney General concerning market timing and related matters. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate (taking into account the advisory fee reduction) and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is subject to contractual breakpoints. However, such breakpoints are not applicable because the Fund is currently subject to the advisory fee reduction noted above. Accordingly, the Trustees determined not to recommend any advisory fee breakpoint changes at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions, if applicable, to pay for investment research and other similar services (excluding third-party research, for which MFS pays directly), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2006.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before November 1, 2006 by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

MFS GOVERNMENT MONEY MARKET FUND

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2006 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2005 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("MFS peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2005, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund was in the 2nd quintile for the one-year period and the 3rd quintile for the five-year period ended December 31, 2005 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that there is an advisory fee reduction in effect for the Fund through February 28, 2009 as part of MFS' settlement with the New York Attorney General concerning market timing and related matters. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate (taking into account the advisory fee reduction) and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is subject to contractual breakpoints. However, such breakpoints are not applicable because the Fund is currently subject to the advisory fee reduction noted above. Accordingly, the Trustees determined not to recommend any advisory fee breakpoint changes at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions, if applicable, to pay for investment research and other similar services (excluding third-party research, for which MFS pays directly), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2006.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before November 1, 2006 by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The funds will notify shareholders of amounts for use in preparing 2006 income tax forms in January 2007.

MFS(R) PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

    o data from investment applications and other forms
    o share balances and transactional history with us, our affiliates, or others
    o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA
1-800-637-8255                            02205-5824
24 hours a day
                                          OVERNIGHT MAIL
ACCOUNT SERVICE AND                       MFS Service Center, Inc.
LITERATURE                                500 Boylston Street
                                          Boston, MA 02116-3741
SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

                                       M F S(R)
                                       INVESTMENT MANAGEMENT

[graphic omitted]

                                           ANNUAL REPORT

KEEPING YOU INFORMED
MFS wants to ensure that you are consistently updated about your investments with us. This shareholder report will not only show how your investment performed during the time period, but will also provide you with informative commentary from the portfolio management team. They will offer an overview of market conditions and will also discuss the specific factors that may have enhanced or detracted from your investment's performance.

MFS(R) MID CAP GROWTH FUND

LETTER FROM THE CEO                                                   1
-----------------------------------------------------------------------
PORTFOLIO COMPOSITION                                                 2
-----------------------------------------------------------------------
MANAGEMENT REVIEW                                                     3
-----------------------------------------------------------------------
PERFORMANCE SUMMARY                                                   5
-----------------------------------------------------------------------
EXPENSE TABLE                                                         8
-----------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                             10
-----------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                                  16
-----------------------------------------------------------------------
STATEMENT OF OPERATIONS                                              19
-----------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                  20
-----------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                                 21
-----------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                        30
-----------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM              41
-----------------------------------------------------------------------
TRUSTEES AND OFFICERS                                                42
-----------------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT                        48
-----------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                                53
-----------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                                       53
-----------------------------------------------------------------------
FEDERAL TAX INFORMATION                                              53
-----------------------------------------------------------------------
MFS(R) PRIVACY NOTICE                                                54
-----------------------------------------------------------------------
CONTACT INFORMATION                                          BACK COVER
-----------------------------------------------------------------------

Fund objective: Seeks long-term growth of capital.

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
--------------------------------------------------------------------------

------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
------------------------------------------------------------------------------

                                                                        8/31/06
                                                                        OTC-ANN

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

    The story is as old as the tortoise and the hare, but we believe it is still relevant today -- "slow and steady" is the way to go when it comes to investing. While financial markets will naturally ebb and flow over time, investors who remain committed to a long-term investment strategy are more likely to achieve their goals than those who consistently chase short-term performance.

    The first half of 2006 brought a high degree of fluctuation in markets around the globe as varying economic factors pulled markets in opposite directions. The global economy, for example, continued to grow at its fastest pace in three decades -- spurred by increased international trade, good job growth, and wage increases. At the same time, central banks around the world raised interest rates in sync in a collaborative attempt to curb inflation. While this was a positive development in some regions, in other cases, economic and market gains were tempered.

    What does all of this mean to you as an investor? If you're focused on the long term, these global developments become part of a longer cycle instead of one-time events that can have a significant impact on your portfolio.

    At MFS(R), our investment management process -- honed over 80 years -- combines a unique teamwork approach with an unwavering focus on helping you realize your long-term financial goals. We believe in a three-pronged investment strategy:

    o ALLOCATE holdings across the major asset classes -- including stocks, bonds, and cash.
    o DIVERSIFY within each class to take advantage of different market segments and investing styles.
    o REBALANCE assets regularly to maintain a desired asset allocation.

    Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    October 13, 2006

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                              99.0%
              Cash & Other Net Assets                     1.0%

              TOP TEN HOLDINGS

              International Game Technology               2.3%
              ------------------------------------------------
              Rockwell Automation, Inc.                   2.2%
              ------------------------------------------------
              Amdocs Ltd.                                 2.1%
              ------------------------------------------------
              Limited Brands, Inc.                        2.0%
              ------------------------------------------------
              DENTSPLY International, Inc.                1.9%
              ------------------------------------------------
              Cummins, Inc.                               1.9%
              ------------------------------------------------
              BEA Systems, Inc.                           1.8%
              ------------------------------------------------
              Hess Corp.                                  1.8%
              ------------------------------------------------
              Investors Financial Services Corp.          1.8%
              ------------------------------------------------
              Estee Lauder Cos., Inc., "A"                1.7%
              ------------------------------------------------

              EQUITY SECTORS

              Health Care                                16.6%
              ------------------------------------------------
              Technology                                 12.9%
              ------------------------------------------------
              Special Products & Services                12.8%
              ------------------------------------------------
              Financial Services                          9.2%
              ------------------------------------------------
              Retailing                                   9.0%
              ------------------------------------------------
              Leisure                                     7.4%
              ------------------------------------------------
              Industrial Goods & Services                 7.2%
              ------------------------------------------------
              Energy                                      6.7%
              ------------------------------------------------
              Autos & Housing                             4.3%
              ------------------------------------------------
              Basic Materials                             3.9%
              ------------------------------------------------
              Consumer Staples                            3.7%
              ------------------------------------------------
              Utilities & Communications                  3.2%
              ------------------------------------------------
              Transportation                              2.1%
              ------------------------------------------------

Percentages are based on net assets as of 8/31/06.

The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended August 31, 2006, Class A shares of the MFS Mid Cap Growth Fund provided a total return of -3.27%, at net asset value. This compares with a return of 6.00% for the fund's benchmark, the Russell Midcap Growth Index.

DETRACTORS FROM PERFORMANCE

Stock selection in the technology sector was the primary detractor from relative performance over the period. Network equipment manufacturer Juniper Networks and security software company Symantec* (not a benchmark constituent) were the two top detracting holdings within this sector. Both companies lowered earnings guidance earlier in the period causing their share prices to decline. Juniper also suffered when they delayed their second quarter filing due to investigations into their options practices. Other technology stocks that hindered performance included semiconductor company Xilinx, semiconductor materials company Cree, and voice recognition and imaging software firm Nuance Communications (not a benchmark constituent).

Stock selection in the retailing and industrial goods and services sectors also held back results. Within retailing, holdings in specialty apparel store Chico's were a drag on results as disappointing guidance and sales trends weighed on stock performance. Industrial automation products maker Rockwell Automation detracted as well. The position was established prior to a drop in share price which was associated with the release of margin growth data that was below market expectations.

Elsewhere, dermatological treatment company Medicis Pharmaceutical* (not a benchmark constituent), for-profit education company Apollo Group*, and video game maker Electronic Arts* hurt relative performance over the period.

CONTRIBUTORS TO PERFORMANCE

The fund's underweighted position in the poor-performing autos and housing sector bolstered relative performance during the period. The utilities and communications sector also aided relative returns, due largely to strong results from our holdings in broadcast and communications tower management firm American Tower. We believe American Tower benefited from its recent merger with SpectraSite, as the company raised its guidance and announced a share buyback during the period.

The fund's holdings in pharmaceutical company Gilead Sciences* (not a benchmark constituent) was also a contributor to relative results. Strong sales of Truvada (HIV treatment) and Hepsera (antiviral medicine), and royalty income from flu medication Tamiflu, boosted Gilead's performance during the reporting period.

Other individual securities that helped results included telecommunications operations support software company Amdocs (not a benchmark constituent), medical device company Advanced Medical Optics, and flash memory storage products maker SanDisk.

Respectfully,

Matthew Krummell
Portfolio Manager

Note to Shareholders: Effective June 2006, Matthew Krummell replaced David E. Sette-Ducati and David M. Earnest as portfolio manager of the fund.

*Security was not held in the portfolio at period end.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 8/31/06

The following chart illustrates the historical performance of the fund's Class A shares in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE VISIT MFS.COM. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR CLASS I SHARES CALL 1-800-343-2829.) THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                         MFS Mid Cap      Russell Midcap
                         Growth Fund         Growth
                         -- Class A          Index

               8/96        $ 9,425            $10,000
               8/97         11,334             13,123
               8/98          9,584             11,617
               8/99         16,181             17,290
               8/00         31,513             28,906
               8/01         20,351             15,886
               8/02         11,502             12,172
               8/03         14,634             15,571
               8/04         14,929             17,055
               8/05         17,490             21,565
               8/06         16,918             22,859

TOTAL RETURNS THROUGH 8/31/06

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date         1-yr         5-yr      10-yr
-----------------------------------------------------------------------------
        A                12/01/93              -3.27%       -3.63%      6.02%
-----------------------------------------------------------------------------
        B                12/01/93              -4.14%       -4.38%      5.22%
-----------------------------------------------------------------------------
        C                 8/01/94              -4.12%       -4.37%      5.23%
-----------------------------------------------------------------------------
        I                 1/02/97              -3.11%       -3.38%      6.28%
-----------------------------------------------------------------------------
        R                12/31/02              -3.62%       -3.81%      5.93%
-----------------------------------------------------------------------------
       R1                 4/01/05              -4.15%       -4.40%      5.21%
-----------------------------------------------------------------------------
       R2                 4/01/05              -3.91%       -4.33%      5.25%
-----------------------------------------------------------------------------
       R3                10/31/03              -3.75%       -4.21%      5.31%
-----------------------------------------------------------------------------
       R4                 4/01/05              -3.38%       -3.67%      6.00%
-----------------------------------------------------------------------------
       R5                 4/01/05              -3.15%       -3.60%      6.04%
-----------------------------------------------------------------------------
      529A                7/31/02              -3.63%       -3.85%      5.90%
-----------------------------------------------------------------------------
      529B                7/31/02              -4.29%       -4.54%      5.13%
-----------------------------------------------------------------------------
      529C                7/31/02              -4.38%       -4.54%      5.14%

AVERAGE ANNUAL
Comparative benchmark
-----------------------------------------------------------------------------
Russell Midcap Growth Index (f)                 6.00%        7.55%      8.62%
-----------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE
   Share class
-----------------------------------------------------------------------------
        A                                      -8.83%       -4.76%      5.40%
With Initial Sales Charge (5.75%)
-----------------------------------------------------------------------------
        B                                      -7.98%       -4.76%      5.22%
With CDSC (Declining over six years
from 4% to 0%) (x)
-----------------------------------------------------------------------------
        C                                      -5.08%       -4.37%      5.23%
With CDSC (1% for 12 months) (x)
-----------------------------------------------------------------------------
      529A                                     -9.17%       -4.98%      5.28%
With Initial Sales Charge (5.75%)
-----------------------------------------------------------------------------
      529B                                     -8.12%       -4.93%      5.13%
With CDSC (Declining over six
years from 4% to 0%) (x)
-----------------------------------------------------------------------------
      529C                                     -5.34%       -4.54%      5.14%
With CDSC (1% for 12 months) (x)
-----------------------------------------------------------------------------

Class I, R, R1, R2, R3, R4, and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

CDSC - Contingent Deferred Sales Charge.
(f) Source: FactSet Research Systems Inc.
(x) Assuming redemption at the end of the applicable period.

INDEX DEFINITION

Russell Midcap Growth Index - constructed to provide a comprehensive barometer for the growth securities in the mid-cap segment of the U.S. equity universe. Companies in this index generally have higher price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class R shares are available only to existing Class R shareholders. Class I shares are only available to certain eligible investors, and Class R1, R2, R3, R4, and R5 shares are only available to certain retirement plans. Class 529 shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional annual fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Performance for Classes I, R, R4, R5 and 529A shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for Classes R1, R2, R3 and 529B shares includes the performance of the fund's Class B shares for periods prior to their offering. Performance for Class 529C shares includes the performance of the fund's Class C shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, March 1, 2006 through August 31, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2006 through August 31, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    3/01/06-
Class                       Ratio      3/01/06        8/31/06         8/31/06
--------------------------------------------------------------------------------
        Actual              1.28%      $1,000.00        $899.50          $6.13
  A     ------------------------------------------------------------------------
        Hypothetical (h)    1.28%      $1,000.00       $1,018.75         $6.51
--------------------------------------------------------------------------------
        Actual              2.03%      $1,000.00         $896.00         $9.70
  B    -------------------------------------------------------------------------
        Hypothetical (h)    2.03%      $1,000.00       $1,014.97        $10.31
--------------------------------------------------------------------------------
        Actual              2.03%      $1,000.00         $895.90         $9.70
  C     ------------------------------------------------------------------------
        Hypothetical (h)    2.03%      $1,000.00       $1,014.97        $10.31
--------------------------------------------------------------------------------
        Actual              1.02%      $1,000.00         $900.90         $4.89
  I     ------------------------------------------------------------------------
        Hypothetical (h)    1.02%      $1,000.00       $1,020.06         $5.19
--------------------------------------------------------------------------------
        Actual              1.53%      $1,000.00         $898.60         $7.32
  R     ------------------------------------------------------------------------
        Hypothetical (h)    1.53%      $1,000.00       $1,017.49         $7.78
--------------------------------------------------------------------------------
        Actual              2.12%      $1,000.00         $895.90        $10.13
  R1    ------------------------------------------------------------------------
        Hypothetical (h)    2.12%      $1,000.00       $1,014.52        $10.76
--------------------------------------------------------------------------------
        Actual              1.77%      $1,000.00         $897.20         $8.46
  R2    ------------------------------------------------------------------------
        Hypothetical (h)    1.77%      $1,000.00       $1,016.28         $9.00
--------------------------------------------------------------------------------
        Actual              1.67%      $1,000.00         $897.10         $7.99
  R3    ------------------------------------------------------------------------
        Hypothetical (h)    1.67%      $1,000.00       $1,016.79         $8.49
--------------------------------------------------------------------------------
        Actual              1.42%      $1,000.00         $899.30         $6.80
  R4    ------------------------------------------------------------------------
        Hypothetical (h)    1.42%      $1,000.00       $1,018.05         $7.22
--------------------------------------------------------------------------------
        Actual              1.12%      $1,000.00         $900.50         $5.37
  R5    ------------------------------------------------------------------------
        Hypothetical (h)    1.12%      $1,000.00       $1,019.56         $5.70
--------------------------------------------------------------------------------
        Actual              1.62%      $1,000.00         $898.40         $7.75
  529A  ------------------------------------------------------------------------
        Hypothetical (h)    1.62%      $1,000.00       $1,017.04         $8.24
--------------------------------------------------------------------------------
        Actual              2.27%      $1,000.00         $895.20        $10.84
  529B  ------------------------------------------------------------------------
        Hypothetical (h)    2.27%      $1,000.00       $1,013.76        $11.52
--------------------------------------------------------------------------------
        Actual              2.27%      $1,000.00         $894.10        $10.84
  529C  ------------------------------------------------------------------------
        Hypothetical (h)    2.27%      $1,000.00       $1,013.76        $11.52
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.

(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
8/31/06

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.0%
-------------------------------------------------------------------------------------------------------
ISSUER                                                                  SHARES/PAR          VALUE ($)
-------------------------------------------------------------------------------------------------------
Aerospace - 0.2%
-------------------------------------------------------------------------------------------------------
ITT Industries, Inc.                                                         47,500      $    2,325,125
-------------------------------------------------------------------------------------------------------
Airlines - 1.6%
-------------------------------------------------------------------------------------------------------
AMR Corp. (l)(n)                                                            734,750      $   15,172,588
Continental Airlines, Inc. (l)(n)                                           299,000           7,501,910
                                                                                         --------------
                                                                                         $   22,674,498
-------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.6%
-------------------------------------------------------------------------------------------------------
Phillips-Van Heusen Corp.                                                   203,050      $    7,845,852
-------------------------------------------------------------------------------------------------------
Biotechnology - 4.5%
-------------------------------------------------------------------------------------------------------
Celgene Corp. (l)(n)                                                        428,260      $   17,425,899
Gen-Probe, Inc. (n)                                                         188,420           9,159,096
ImClone Systems, Inc. (n)                                                   453,990          13,574,301
Millipore Corp. (n)                                                         367,410          23,580,374
                                                                                         --------------
                                                                                         $   63,739,670
-------------------------------------------------------------------------------------------------------
Broadcasting - 0.2%
-------------------------------------------------------------------------------------------------------
Live Nation, Inc. (n)                                                       137,190      $    2,878,246
-------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.7%
-------------------------------------------------------------------------------------------------------
A.G. Edwards, Inc.                                                           65,150      $    3,441,223
Chicago Mercantile Exchange Holdings, Inc.                                   37,300          16,412,000
T. Rowe Price Group, Inc.                                                    57,700           2,542,262
TD Ameritrade Holding Corp.                                                 104,050           1,822,956
                                                                                         --------------
                                                                                         $   24,218,441
-------------------------------------------------------------------------------------------------------
Business Services - 7.8%
-------------------------------------------------------------------------------------------------------
Alliance Data Systems Corp. (n)                                              89,700      $    4,533,438
Amdocs Ltd. (n)                                                             774,650          29,397,968
CheckFree Corp. (n)                                                         378,600          13,553,880
Cognizant Technology Solutions Corp., "A" (n)                               245,960          17,195,064
Corporate Executive Board Co.                                               241,223          21,140,784
Equinix, Inc. (l)(n)                                                         86,470           4,986,725
Paychex, Inc.                                                               140,238           5,035,947
TALX Corp. (l)                                                              568,960          14,053,312
                                                                                         --------------
                                                                                         $  109,897,118
-------------------------------------------------------------------------------------------------------
Chemicals - 1.0%
-------------------------------------------------------------------------------------------------------
Rohm & Haas Co.                                                             311,740      $   13,747,734
-------------------------------------------------------------------------------------------------------
Computer Software - 2.6%
-------------------------------------------------------------------------------------------------------
Akamai Technologies, Inc. (n)                                                64,320      $    2,521,344
BEA Systems, Inc. (n)                                                     1,891,130          25,965,215
McAfee, Inc. (n)                                                            134,660           3,064,862
Transaction Systems Architects, Inc. (n)                                    153,040           5,076,337
                                                                                         --------------
                                                                                         $   36,627,758
-------------------------------------------------------------------------------------------------------
Construction - 4.3%
-------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.                                                           246,430      $    5,404,210
KB Home                                                                     247,280          10,573,693
NVR, Inc. (l)(n)                                                             23,300          11,968,045
Pulte Homes, Inc.                                                           777,510          23,068,722
Ryland Group, Inc. (l)                                                       71,780           3,062,853
Sherwin-Williams Co.                                                        115,500           5,964,420
                                                                                         --------------
                                                                                         $   60,041,943
-------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 7.5%
-------------------------------------------------------------------------------------------------------
Alberto-Culver Co.                                                          231,420      $   11,392,807
Brink's Co. (l)                                                             168,350           9,590,900
Estee Lauder Cos., Inc., "A" (l)                                            657,540          24,236,924
ITT Educational Services, Inc. (n)                                          364,920          24,117,563
Monster Worldwide, Inc. (n)                                                 447,560          18,233,594
Sotheby's                                                                   312,580           8,689,724
Strayer Education, Inc. (l)                                                  90,960           9,587,184
                                                                                         --------------
                                                                                         $  105,848,696
-------------------------------------------------------------------------------------------------------
Electrical Equipment - 3.6%
-------------------------------------------------------------------------------------------------------
AMETEK, Inc. (l)                                                            107,910      $    4,627,181
Rockwell Automation, Inc.                                                   555,140          31,298,793
W.W. Grainger, Inc.                                                         212,010          14,162,268
                                                                                         --------------
                                                                                         $   50,088,242
-------------------------------------------------------------------------------------------------------
Electronics - 5.8%
-------------------------------------------------------------------------------------------------------
Agere Systems, Inc. (n)                                                     276,320      $    4,211,117
Amkor Technology, Inc. (n)                                                  187,200           1,061,424
Analog Devices, Inc.                                                        696,060          21,327,278
Cree, Inc. (l)(n)                                                           522,970           9,737,701
KLA-Tencor Corp.                                                             89,000           3,907,990
Marvell Technology Group Ltd. (n)                                           172,300           3,016,973
Novellus Systems, Inc. (n)                                                  406,520          11,350,038
SanDisk Corp. (n)                                                           224,040          13,200,437
Tessera Technologies, Inc. (l)(n)                                           280,590           9,231,411
Varian Semiconductor Equipment Associates, Inc. (n)                          82,700           2,920,137
Xilinx, Inc.                                                                 94,150           2,153,211
                                                                                         --------------
                                                                                         $   82,117,717
-------------------------------------------------------------------------------------------------------
Energy - Independent - 0.5%
-------------------------------------------------------------------------------------------------------
Newfield Exploration Co. (l)(n)                                             164,460      $    7,111,250
-------------------------------------------------------------------------------------------------------
Energy - Integrated - 1.8%
-------------------------------------------------------------------------------------------------------
Hess Corp. (l)                                                              555,510      $   25,431,248
-------------------------------------------------------------------------------------------------------
Entertainment - 0.1%
-------------------------------------------------------------------------------------------------------
Warner Music Group Corp.                                                     69,710      $    1,738,567
-------------------------------------------------------------------------------------------------------
Food & Beverages - 1.2%
-------------------------------------------------------------------------------------------------------
Pepsi Bottling Group, Inc.                                                  436,570      $   15,284,316
Smithfield Foods, Inc. (n)                                                   51,050           1,533,032
                                                                                         --------------
                                                                                         $   16,817,348
-------------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.6%
-------------------------------------------------------------------------------------------------------
Kroger Co.                                                                  959,370      $   22,842,600
-------------------------------------------------------------------------------------------------------
Gaming & Lodging - 6.2%
-------------------------------------------------------------------------------------------------------
International Game Technology                                               851,300      $   32,928,284
MGM Mirage (n)                                                              626,340          22,347,811
Penn National Gaming, Inc. (n)                                              481,420          15,944,630
Shuffle Master, Inc. (l)(n)                                                 582,460          16,209,862
                                                                                         --------------
                                                                                         $   87,430,587
-------------------------------------------------------------------------------------------------------
Health Maintenance Organizations - 1.0%
-------------------------------------------------------------------------------------------------------
AMERIGROUP Corp. (n)                                                         97,860      $    3,086,504
Health Net, Inc. (n)                                                        163,900           6,852,659
Magellan Health Services, Inc. (n)                                           80,360           3,862,905
                                                                                         --------------
                                                                                         $   13,802,068
-------------------------------------------------------------------------------------------------------
Insurance - 3.5%
-------------------------------------------------------------------------------------------------------
Ace Ltd.                                                                    285,810      $   15,393,727
Ameriprise Financial, Inc.                                                   48,940           2,238,026
Genworth Financial, Inc., "A"                                               666,420          22,944,841
MGIC Investment Corp.                                                       148,360           8,585,593
                                                                                         --------------
                                                                                         $   49,162,187
-------------------------------------------------------------------------------------------------------
Internet - 1.3%
-------------------------------------------------------------------------------------------------------
Digital River, Inc. (n)                                                      81,500      $    3,956,010
RealNetworks, Inc. (l)(n)                                                 1,303,530          14,377,936
                                                                                         --------------
                                                                                         $   18,333,946
-------------------------------------------------------------------------------------------------------
Machinery & Tools - 3.4%
-------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                               228,660      $   26,254,741
Navistar International Corp. (n)                                            210,110           4,819,923
Parker Hannifin Corp.                                                        62,630           4,637,752
Precision Castparts Corp.                                                   203,160          11,872,670
                                                                                         --------------
                                                                                         $   47,585,086
-------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 3.0%
-------------------------------------------------------------------------------------------------------
Emdeon Corp. (n)                                                            433,460      $    5,136,501
Express Scripts, Inc., "A" (n)                                              145,450          12,229,436
IDEXX Laboratories, Inc. (n)                                                 74,190           6,826,222
McKesson Corp.                                                               91,760           4,661,408
VCA Antech, Inc. (n)                                                        368,630          13,056,875
                                                                                         --------------
                                                                                         $   41,910,442
-------------------------------------------------------------------------------------------------------
Medical Equipment - 6.0%
-------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc. (l)(n)                                        499,260      $   24,039,369
Cytyc Corp. (n)                                                             734,609          17,549,809
DENTSPLY International, Inc.                                                837,690          27,291,940
Immucor, Inc. (n)                                                           398,180           8,270,199
Waters Corp. (n)                                                            169,860           7,244,529
                                                                                         --------------
                                                                                         $   84,395,846
-------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.1%
-------------------------------------------------------------------------------------------------------
Williams Cos., Inc.                                                          43,000      $    1,059,090
-------------------------------------------------------------------------------------------------------
Network & Telecom - 1.1%
-------------------------------------------------------------------------------------------------------
Harris Corp.                                                                198,110      $    8,700,991
Juniper Networks, Inc. (n)                                                  493,500           7,239,645
                                                                                         --------------
                                                                                         $   15,940,636
-------------------------------------------------------------------------------------------------------
Oil Services - 4.4%
-------------------------------------------------------------------------------------------------------
Cameron International Corp. (n)                                             371,370      $   17,792,337
GlobalSantaFe Corp.                                                         207,450          10,210,689
Grant Prideco, Inc. (n)                                                      24,280           1,008,348
National-Oilwell Varco, Inc. (n)                                            198,620          12,969,886
Smith International, Inc.                                                   474,150          19,900,076
                                                                                         --------------
                                                                                         $   61,881,336
-------------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 3.6%
-------------------------------------------------------------------------------------------------------
First Marblehead Corp. (l)                                                  177,950      $    9,342,375
IndyMac Bancorp, Inc.                                                       199,060           7,783,246
Investors Financial Services Corp. (l)                                      544,190          25,228,648
New York Community Bancorp, Inc. (l)                                        470,320           7,717,951
                                                                                         --------------
                                                                                         $   50,072,220
-------------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 2.1%
-------------------------------------------------------------------------------------------------------
Nuance Communications, Inc. (l)(n)                                        2,005,380      $   15,742,233
Western Digital Corp. (n)                                                   712,490          13,038,567
                                                                                         --------------
                                                                                         $   28,780,800
-------------------------------------------------------------------------------------------------------
Pharmaceuticals - 2.1%
-------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                              134,010      $   15,352,186
Endo Pharmaceuticals Holdings, Inc. (n)                                     423,370          13,983,911
                                                                                         --------------
                                                                                         $   29,336,097
-------------------------------------------------------------------------------------------------------
Precious Metals & Minerals - 1.7%
-------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., "B"                                   414,320      $   24,117,567
-------------------------------------------------------------------------------------------------------
Real Estate - 0.4%
-------------------------------------------------------------------------------------------------------
Equity Office Properties Trust, REIT                                        165,640      $    6,143,588
-------------------------------------------------------------------------------------------------------
Restaurants - 0.9%
-------------------------------------------------------------------------------------------------------
YUM! Brands, Inc.                                                           247,460      $   12,095,845
-------------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.2%
-------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                               303,990      $   17,452,066
-------------------------------------------------------------------------------------------------------
Specialty Stores - 6.8%
-------------------------------------------------------------------------------------------------------
Aeropostale, Inc. (n)                                                       696,920      $   17,701,768
Chico's FAS, Inc. (n)                                                       404,680           7,462,299
Group 1 Automotive, Inc. (l)                                                348,260          15,776,178
Limited Brands, Inc.                                                      1,084,510          27,904,442
Payless ShoeSource, Inc. (n)                                                620,370          14,553,880
PetSmart, Inc.                                                               53,350           1,339,085
Rent-A-Center, Inc. (n)                                                      80,180           2,172,878
Williams-Sonoma, Inc.                                                       271,900           8,010,174
                                                                                         --------------
                                                                                         $   94,920,704
-------------------------------------------------------------------------------------------------------
Telephone Services - 2.0%
-------------------------------------------------------------------------------------------------------
American Tower Corp., "A" (n)                                               261,940      $    9,393,168
Embarq Corp.                                                                406,290          19,156,574
                                                                                         --------------
                                                                                         $   28,549,742
-------------------------------------------------------------------------------------------------------
Trucking - 0.5%
-------------------------------------------------------------------------------------------------------
Swift Transportation Co., Inc. (n)                                           90,800      $    2,105,652
UTI Worldwide, Inc. (l)                                                     189,750           4,373,738
                                                                                         --------------
                                                                                         $    6,479,390
-------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.1%
-------------------------------------------------------------------------------------------------------
Covanta Holding Corp. (n)                                                   139,660      $    2,875,599
NRG Energy, Inc. (n)                                                        241,560          12,232,595
                                                                                         --------------
                                                                                         $   15,108,194
-------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (IDENTIFIED COST, $1,371,310,692)                                    $1,390,549,490
-------------------------------------------------------------------------------------------------------
Short-Term Obligations - 1.8%
-------------------------------------------------------------------------------------------------------
General Electric Co., 5.27%, due 9/01/06, at Amortized Cost
and Value (y)                                                          $ 24,659,000      $   24,659,000
-------------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 14.4%
-------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value                                                         201,788,860      $  201,788,860
-------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $1,597,758,552)                                      $1,616,997,350
-------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (15.2)%                                                   (212,997,584)
-------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                      $1,403,999,766
-------------------------------------------------------------------------------------------------------

(l) All or a portion of this security is on loan.
(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

REIT  Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 8/31/06

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value, including $196,650,063 of securities
on loan (identified cost, $1,597,758,552)                          $1,616,997,350
Cash                                                                          470
Receivable for investments sold                                        27,026,859
Receivable for fund shares sold                                         2,360,061
Interest and dividends receivable                                       1,051,824
Other assets                                                                9,055
-------------------------------------------------------------------------------------------------------
Total assets                                                                             $1,647,445,619
-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Payable for investments purchased                                     $38,170,624
Payable for fund shares reacquired                                      2,856,701
Collateral for securities loaned, at value                            201,788,860
Payable to affiliates
  Management fee                                                           57,546
  Shareholder servicing costs                                             182,963
  Distribution and service fees                                            26,674
  Administrative services fee                                               1,376
  Program manager fees                                                         17
  Retirement plan administration and services fees                            256
Payable for independent trustees' compensation                             93,405
Accrued expenses and other liabilities                                    267,431
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $243,445,853
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $1,403,999,766
-------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                    $2,609,991,668
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies            19,238,798
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                      (1,225,138,107)
Accumulated net investment loss                                           (92,593)
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $1,403,999,766
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   165,278,840
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued
Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $515,048,050
  Shares outstanding                                                   59,984,355
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                       $8.59
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per share)                                  $9.11
-------------------------------------------------------------------------------------------------------
Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $271,831,752
  Shares outstanding                                                   33,540,962
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                    $8.10
-------------------------------------------------------------------------------------------------------
Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                          $80,562,573
  Shares outstanding                                                   10,170,286
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                    $7.92
-------------------------------------------------------------------------------------------------------
Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $485,840,609
  Shares outstanding                                                   55,660,804
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                 $8.73
-------------------------------------------------------------------------------------------------------
Class R shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $5,977,654
  Shares outstanding                                                      702,530
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                 $8.51
-------------------------------------------------------------------------------------------------------
Class R1 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                             $429,764
  Shares outstanding                                                       53,140
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                 $8.09
-------------------------------------------------------------------------------------------------------
Class R2 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                             $381,596
  Shares outstanding                                                       47,001
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                 $8.12
-------------------------------------------------------------------------------------------------------
Class R3 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $2,185,023
  Shares outstanding                                                      258,158
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                 $8.46
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class R4 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $1,899,121
  Shares outstanding                                                      221,603
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                 $8.57
-------------------------------------------------------------------------------------------------------
Class R5 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                          $38,641,133
  Shares outstanding                                                    4,493,751
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                 $8.60
-------------------------------------------------------------------------------------------------------
Class 529A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                             $667,078
  Shares outstanding                                                       78,605
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                       $8.49
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per share)                                  $9.01
-------------------------------------------------------------------------------------------------------
Class 529B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                             $185,284
  Shares outstanding                                                       23,062
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                    $8.03
-------------------------------------------------------------------------------------------------------
Class 529C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                             $350,129
  Shares outstanding                                                       44,583
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                    $7.85
-------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Year ended 8/31/06

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT LOSS
---------------------------------------------------------------------------------------------------
Income
  Dividends                                                         $7,995,174
  Interest                                                           1,354,491
  Foreign taxes withheld                                               (30,497)
---------------------------------------------------------------------------------------------------
Total investment income                                                                  $9,319,168
---------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                   $12,526,831
  Distribution and service fees                                      6,349,202
  Program manager fees                                                   3,022
  Shareholder servicing costs                                        3,483,918
  Administrative services fee                                          220,440
  Retirement plan administration and services fees                      44,048
  Independent trustees' compensation                                    39,743
  Custodian fee                                                        414,716
  Shareholder communications                                           214,447
  Auditing fees                                                         43,860
  Legal fees                                                            31,680
  Miscellaneous                                                        337,699
---------------------------------------------------------------------------------------------------
Total expenses                                                                          $23,709,606
---------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                 (98,923)
  Reduction of expenses by investment adviser                          (11,603)
---------------------------------------------------------------------------------------------------
Net expenses                                                                            $23,599,080
---------------------------------------------------------------------------------------------------
Net investment loss                                                                    $(14,279,912)
---------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                         $150,158,975
  Foreign currency transactions                                        (11,871)
---------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                  $150,147,104
---------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                         $(170,595,975)
---------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                       $(20,448,871)
---------------------------------------------------------------------------------------------------
Change in net assets from operations                                                   $(34,728,783)
---------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements
STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                         YEARS ENDED 8/31
                                                              -------------------------------------
                                                                   2006                   2005
CHANGE IN NET ASSETS

FROM OPERATIONS
---------------------------------------------------------------------------------------------------
Net investment loss                                             $(14,279,912)          $(19,637,443)
Net realized gain (loss) on investments and foreign
currency transactions                                            150,147,104            254,762,196
Net unrealized gain (loss) on investments and foreign
currency translation                                            (170,595,975)            73,772,589
---------------------------------------------------------------------------------------------------
Change in net assets from operations                            $(34,728,783)          $308,897,342
---------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions              $(408,077,936)         $(417,835,036)
---------------------------------------------------------------------------------------------------
Redemption fees                                                          $--                 $7,131
---------------------------------------------------------------------------------------------------
Total change in net assets                                     $(442,806,719)         $(108,930,563)
---------------------------------------------------------------------------------------------------

NET ASSETS
---------------------------------------------------------------------------------------------------
At beginning of period                                         1,846,806,485          1,955,737,048
At end of period (including accumulated net investment
loss of $92,593 and $100,246, respectively)                   $1,403,999,766         $1,846,806,485
---------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

CLASS A                                                                        YEARS ENDED 8/31
                                                 ----------------------------------------------------------------------------
                                                     2006            2005             2004              2003             2002
Net asset value, beginning of period                $8.88           $7.58             $7.43             $5.84          $10.50
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                          $(0.07)         $(0.07)           $(0.08)           $(0.05)         $(0.08)
  Net realized and unrealized gain (loss)
  on investments and foreign currency               (0.22)           1.37              0.23              1.64           (4.42)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $(0.29)          $1.30             $0.15             $1.59          $(4.50)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions                   $--             $--               $--               $--          $(0.15)
  From paid-in capital                                 --              --                --                --           (0.01)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $--             $--               $--               $--          $(0.16)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.59           $8.88             $7.58             $7.43           $5.84
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                          (3.27)          17.15              2.02(b)          27.23          (43.48)
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               1.29            1.29              1.26              1.34            1.39
Expenses after expense reductions (f)                1.29            1.29              1.26               N/A             N/A
Net investment loss                                 (0.73)          (0.84)            (0.98)            (0.76)          (0.87)
Portfolio turnover                                    122              67                94               120             147
Net assets at end of period (000 Omitted)        $515,048        $931,140        $1,092,443        $1,182,259        $946,866
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B                                                                        YEARS ENDED 8/31
                                                 ----------------------------------------------------------------------------
                                                     2006            2005             2004              2003             2002
Net asset value, beginning of period                $8.45           $7.26             $7.17             $5.68          $10.22
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                          $(0.13)         $(0.13)           $(0.13)           $(0.09)         $(0.14)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                  (0.22)           1.32              0.22              1.58           (4.32)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $(0.35)          $1.19             $0.09             $1.49          $(4.46)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                       $--             $--               $--               $--          $(0.07)
  From paid-in capital                                 --              --                --                --           (0.01)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $--             $--               $--               $--          $(0.08)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.10           $8.45             $7.26             $7.17           $5.68
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                          (4.14)          16.39              1.26(b)          26.23          (43.94)
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               2.04            2.04              2.01              2.09            2.14
Expenses after expense reductions (f)                2.04            2.04              2.01               N/A             N/A
Net investment loss                                 (1.48)          (1.59)            (1.73)            (1.51)          (1.60)
Portfolio turnover                                    122              67                94               120             147
Net assets at end of period (000 Omitted)        $271,832        $384,712          $446,415          $498,021        $450,803
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS C                                                                        YEARS ENDED 8/31
                                                 ----------------------------------------------------------------------------
                                                     2006            2005             2004              2003             2002
Net asset value, beginning of period                $8.26           $7.10             $7.01             $5.55          $10.00
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                          $(0.12)         $(0.13)           $(0.13)           $(0.09)         $(0.14)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                  (0.22)           1.29              0.22              1.55           (4.22)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $(0.34)          $1.16             $0.09             $1.46          $(4.36)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                       $--             $--               $--               $--          $(0.08)
  From paid-in capital                                 --              --                --                --           (0.01)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $--             $--               $--               $--          $(0.09)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.92           $8.26             $7.10             $7.01           $5.55
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                          (4.12)          16.34              1.28(b)          26.31          (43.94)
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               2.04            2.04              2.01              2.09            2.14
Expenses after expense reductions (f)                2.04            2.04              2.01               N/A             N/A
Net investment loss                                 (1.48)          (1.59)            (1.73)            (1.51)          (1.60)
Portfolio turnover                                    122              67                94               120             147
Net assets at end of period (000 Omitted)         $80,563        $115,894          $139,797          $172,466        $176,786
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS I                                                                        YEARS ENDED 8/31
                                                 ----------------------------------------------------------------------------
                                                     2006            2005             2004              2003             2002
Net asset value, beginning of period                $9.01           $7.67             $7.49             $5.87          $10.55
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                          $(0.04)         $(0.05)           $(0.06)           $(0.03)         $(0.05)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                  (0.24)           1.39              0.24              1.65           (4.46)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $(0.28)          $1.34             $0.18             $1.62          $(4.51)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                       $--             $--               $--               $--          $(0.16)
  From paid-in capital                                 --              --                --                --           (0.01)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $--             $--               $--               $--          $(0.17)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.73           $9.01             $7.67             $7.49           $5.87
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                             (3.11)          17.47              2.40(b)          27.60          (43.38)
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               1.04            1.04              1.01              1.11            1.14
Expenses after expense reductions (f)                1.04            1.04              1.01               N/A             N/A
Net investment loss                                 (0.46)          (0.58)            (0.72)            (0.53)          (0.63)
Portfolio turnover                                    122              67                94               120             147
Net assets at end of period (000 Omitted)        $485,841        $399,423          $270,934          $109,332         $31,798
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R                                                                            YEARS ENDED 8/31
                                                                 ---------------------------------------------------
                                                                  2006            2005          2004         2003(i)
Net asset value, beginning of period                              $8.83           $7.55         $7.42          $5.64
--------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                                        $(0.09)         $(0.09)       $(0.10)        $(0.05)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                            (0.23)           1.37          0.23           1.83
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 $(0.32)          $1.28         $0.13          $1.78
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $8.51           $8.83         $7.55          $7.42
--------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                           (3.62)          16.95          1.75(b)       31.56(n)
--------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                             1.54            1.55          1.50           1.67(a)
Expenses after expense reductions (f)                              1.54            1.55          1.50            N/A
Net investment loss                                               (0.99)          (1.07)        (1.22)         (1.16)(a)
Portfolio turnover                                                  122              67            94            120
Net assets at end of period (000 Omitted)                        $5,978         $12,904        $5,177         $2,039
--------------------------------------------------------------------------------------------------------------------

CLASS R1                                                                                          YEARS ENDED 8/31
                                                                                               ----------------------
                                                                                                2006          2005(i)
Net asset value, beginning of period                                                            $8.44           $7.93
---------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                                                                      $(0.14)         $(0.06)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                                          (0.21)           0.57(g)
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                               $(0.35)          $0.51
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                  $8.09           $8.44
---------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                                         (4.15)           6.43(n)
---------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                                           2.24            2.27(a)
Expenses after expense reductions (f)                                                            2.14            2.27(a)
Net investment loss                                                                             (1.57)          (1.77)(a)
Portfolio turnover                                                                                122              67
Net assets at end of period (000 Omitted)                                                        $430            $210
---------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R2                                                                         YEARS ENDED 8/31
                                                                              ----------------------
                                                                               2006          2005(i)
Net asset value, beginning of period                                           $8.45           $7.93
----------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------
  Net investment loss (d)                                                     $(0.10)         $(0.05)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                         (0.23)           0.57(g)
----------------------------------------------------------------------------------------------------
Total from investment operations                                              $(0.33)          $0.52
----------------------------------------------------------------------------------------------------
Net asset value, end of period                                                 $8.12           $8.45
----------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                        (3.91)           6.56(n)
----------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                          1.93            1.98(a)
Expenses after expense reductions (f)                                           1.80            1.98(a)
Net investment loss                                                            (1.21)          (1.45)(a)
Portfolio turnover                                                               122              67
Net assets at end of period (000 Omitted)                                       $382            $212
----------------------------------------------------------------------------------------------------

CLASS R3                                                                   YEARS ENDED 8/31
                                                                 ------------------------------------
                                                                  2006            2005         2004(i)
Net asset value, beginning of period                              $8.79           $7.54         $7.60
-----------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------
  Net investment loss (d)                                        $(0.10)         $(0.11)       $(0.09)

  Net realized and unrealized gain (loss) on investments
  and foreign currency                                            (0.23)           1.36          0.03
-----------------------------------------------------------------------------------------------------
Total from investment operations                                 $(0.33)          $1.25        $(0.06)
-----------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $8.46           $8.79         $7.54
-----------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                           (3.75)          16.58         (0.79)(b)(n)
-----------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                             1.79            1.80          1.74(a)
Expenses after expense reductions (f)                              1.69            1.80          1.74(a)
Net investment loss                                               (1.10)          (1.33)        (1.47)(a)
Portfolio turnover                                                  122              67            94
Net assets at end of period (000 Omitted)                        $2,185          $1,126          $314
-----------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R4                                                            YEARS ENDED 8/31
                                                                 ----------------------
                                                                   2006         2005(i)
Net asset value, beginning of period                              $8.87          $8.31
--------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------
  Net investment loss (d)                                        $(0.07)        $(0.03)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                            (0.23)          0.59(g)
--------------------------------------------------------------------------------------
Total from investment operations                                 $(0.30)         $0.56
--------------------------------------------------------------------------------------
Net asset value, end of period                                    $8.57          $8.87
--------------------------------------------------------------------------------------
Total return (%) (r)(s)                                           (3.38)          6.74(n)
--------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------
Expenses before expense reductions (f)                             1.43           1.45(a)
Expenses after expense reductions (f)                              1.43           1.45(a)
Net investment loss                                               (0.79)         (0.93)(a)
Portfolio turnover                                                  122             67
Net assets at end of period (000 Omitted)                        $1,899            $53
--------------------------------------------------------------------------------------

CLASS R5                                                            YEARS ENDED 8/31
                                                                 ----------------------
                                                                   2006         2005(i)
Net asset value, beginning of period                               $8.88         $8.31
--------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------
  Net investment loss (d)                                         $(0.05)       $(0.02)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                             (0.23)         0.59(g)
--------------------------------------------------------------------------------------
Total from investment operations                                  $(0.28)        $0.57
--------------------------------------------------------------------------------------
Net asset value, end of period                                     $8.60         $8.88
--------------------------------------------------------------------------------------
Total return (%) (r)(s)                                            (3.15)         6.86(n)
--------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------
Expenses before expense reductions (f)                              1.14          1.15(a)
Expenses after expense reductions (f)                               1.14          1.15(a)
Net investment loss                                                (0.54)        (0.63)(a)
Portfolio turnover                                                   122            67
Net assets at end of period (000 Omitted)                        $38,641           $53
--------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS 529A                                                               YEARS ENDED 8/31
                                                 ----------------------------------------------------------------
                                                  2006           2005          2004          2003         2002(i)
Net asset value, beginning of period              $8.81          $7.54         $7.40         $5.83         $5.92
----------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                        $(0.10)        $(0.10)       $(0.11)       $(0.07)       $(0.00)(w)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                (0.22)          1.37          0.25          1.64         (0.09)
----------------------------------------------------------------------------------------------------------------
Total from investment operations                 $(0.32)         $1.27         $0.14         $1.57        $(0.09)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $8.49          $8.81         $7.54         $7.40         $5.83
----------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                        (3.63)         16.84          1.89(b)      26.93         (1.52)(n)
----------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)             1.64           1.64          1.60          1.73          1.74(a)
Expenses after expense reductions (f)              1.64           1.64          1.60           N/A           N/A
Net investment loss                               (1.06)         (1.18)        (1.32)        (1.18)        (1.22)(a)
Portfolio turnover                                  122             67            94           120           147
Net assets at end of period (000 Omitted)          $667           $591          $345          $123            $5
----------------------------------------------------------------------------------------------------------------

CLASS 529B                                                               YEARS ENDED 8/31
                                                 ---------------------------------------------------------------
                                                  2006           2005          2004          2003         2002(i)
Net asset value, beginning of period              $8.39          $7.23         $7.16         $5.68         $5.76
----------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                        $(0.15)        $(0.15)       $(0.15)       $(0.11)       $(0.01)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                (0.21)          1.31          0.22          1.59         (0.07)
----------------------------------------------------------------------------------------------------------------
Total from investment operations                 $(0.36)         $1.16         $0.07         $1.48        $(0.08)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $8.03          $8.39         $7.23         $7.16         $5.68
----------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                        (4.29)         16.04          0.98(b)      26.06         (1.39)(n)
----------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)             2.29           2.29          2.25          2.36          2.39(a)
Expenses after expense reductions (f)              2.28           2.29          2.25           N/A           N/A
Net investment loss                               (1.71)         (1.83)        (1.97)        (1.78)        (1.85)(a)
Portfolio turnover                                  122             67            94           120           147
Net assets at end of period (000 Omitted)          $185           $158          $129           $55            $5
----------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS 529C                                                               YEARS ENDED 8/31
                                                 ----------------------------------------------------------------
                                                  2006           2005          2004          2003         2002(i)
Net asset value, beginning of period              $8.21          $7.07         $6.99         $5.55         $5.63
----------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                        $(0.14)        $(0.14)       $(0.15)       $(0.10)       $(0.01)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                (0.22)          1.28          0.23          1.54         (0.07)
----------------------------------------------------------------------------------------------------------------
Total from investment operations                 $(0.36)         $1.14         $0.08         $1.44        $(0.08)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $7.85          $8.21         $7.07         $6.99         $5.55
----------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                        (4.38)         16.12          1.14(b)      25.95         (1.42)(n)
----------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)             2.29           2.29          2.26          2.36          2.39(a)
Expenses after expense reductions (f)              2.29           2.29          2.26           N/A           N/A
Net investment loss                               (1.71)         (1.82)        (1.97)        (1.78)        (1.85)(a)
Portfolio turnover                                  122             67            94           120           147
Net assets at end of period (000 Omitted)          $350           $329          $183           $86            $5
----------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a) Annualized.
(b) The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, December 31, 2002 (Class R), July 31, 2002 (Classes 529A, 529B, and
    529C), October 31, 2003 (Class R3) and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Mid Cap Growth Fund (the fund) is a series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund no longer charges a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in-capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the year ended August 31, 2006, the fund's custodian fees were reduced by $90,230 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the year ended August 31, 2006, the fund's custodian expenses were reduced by $8,693 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations. Effective January 1, 2006, the commission recapture agreement was terminated.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.

The fund declared no distributions for the years ended August 31, 2006 and August 31, 2005.

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 8/31/06

          Cost of investments                           $1,598,376,837
          ------------------------------------------------------------
          Gross appreciation                              $115,391,608
          Gross depreciation                               (96,771,095)
          ------------------------------------------------------------
          Net unrealized appreciation (depreciation)       $18,620,513
          Capital loss carryforwards                    (1,224,519,822)
          Other temporary differences                          (92,593)

As of August 31, 2006, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

          8/31/11                                      $(1,224,519,822)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has recently begun to evaluate the application of the Interpretation to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.70% of average daily net assets in excess of $3.0 billion. This written agreement may be rescinded only upon consent of the fund's Board of Trustees. For the year ended August 31, 2006, the fund's average daily net assets did not exceed $3.0 billion and therefore, the management fee was not reduced.

The management fee incurred for the year ended August 31, 2006 was equivalent to an annual effective rate of 0.75% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $51,002 and $1,131 for the year ended August 31, 2006, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE            PLAN(d}           RATE(e)                 FEE
Class A                             0.10%              0.25%              0.35%             0.25%          $1,828,008
Class B                             0.75%              0.25%              1.00%             1.00%           3,435,367
Class C                             0.75%              0.25%              1.00%             1.00%           1,019,487
Class R                             0.25%              0.25%              0.50%             0.50%              44,068
Class R1                            0.50%              0.25%              0.75%             0.75%               3,436
Class R2                            0.25%              0.25%              0.50%             0.50%                 978
Class R3                            0.25%              0.25%              0.50%             0.50%               7,710
Class R4                               --              0.25%              0.25%             0.25%               2,442
Class 529A                          0.25%              0.25%              0.50%             0.35%               2,358
Class 529B                          0.75%              0.25%              1.00%             1.00%               1,771
Class 529C                          0.75%              0.25%              1.00%             1.00%               3,577
---------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                        $6,349,202

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the year ended August
    31, 2006 based on each class' average daily net assets. Payment of the 0.10% annual Class A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine. 0.10% of the
    Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet in effect and will be implemented on such date as the fund Board of Trustees may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended August 31, 2006, were as follows:

                                                          AMOUNT

              Class A                                    $35,825
              Class B                                   $818,915
              Class C                                     $8,512
              Class 529B                                     $--
              Class 529C                                      $7

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% of the average daily net assets attributable to each 529 share class. The fee is based on average daily net assets and is currently established at 0.25% annually of average daily net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the year ended August 31, 2006, were as follows:

                                                          AMOUNT

              Class 529A                                  $1,685
              Class 529B                                     443
              Class 529C                                     894
              --------------------------------------------------
              Total Program Manager Fees                  $3,022

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended August 31, 2006, the fee was $1,630,967, which equated to 0.0977% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the year ended August 31, 2006, these costs amounted to $421,940. The fund may also pay shareholder servicing related costs to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the fund's annual fixed amount was $10,000. Effective April 1, 2006, the fund's annual fixed amount is $17,500.

The administrative services fee incurred for the year ended August 31, 2006 was equivalent to an annual effective rate of 0.0132% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the year ended August 31, 2006, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                               ANNUAL
                                                            EFFECTIVE     TOTAL
                                                FEE RATE      RATE(g)    AMOUNT

Class R1                                           0.45%        0.36%    $2,061
Class R2                                           0.40%        0.26%       783
Class R3                                           0.25%        0.16%     3,869
Class R4                                           0.15%        0.15%     1,465
Class R5                                           0.10%        0.10%    35,870
-------------------------------------------------------------------------------
Total Retirement Plan Administration and Services Fees                  $44,048

(g) Effective October 1, 2005, MFS has agreed in writing to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement will continue until at least September 30, 2008. For the year ended August 31, 2006, this waiver amounted to $2,147 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired Independent Trustees which resulted in a pension expense of $3,082. The fund also has an unfunded retirement benefit deferral plan for certain Independent Trustees which resulted in a net decrease in expense of $3,351. Both amounts are included in Independent trustees' compensation for the year ended August 31, 2006. The deferred liability for retirement benefits payable to certain Trustees under both plans amounted to $93,405 at August 31, 2006, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended August 31, 2006, the fee paid to Tarantino LLC was $11,587. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $9,456, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $2,016,782,584 and $2,428,953,258, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                    YEAR ENDED                         YEAR ENDED
                                                      8/31/06                          8/31/05(i)
                                             SHARES           AMOUNT           SHARES            AMOUNT
Shares sold
  Class A                                  15,088,929      $138,168,791       29,839,682      $251,746,262
  Class B                                   2,453,745        21,453,852        4,152,045        33,347,197
  Class C                                     884,134         7,518,002        1,389,504        10,942,295
  Class I                                  13,143,555       121,415,368       12,980,466       110,670,442
  Class R                                     185,895         1,686,929        1,217,399        10,189,906
  Class R1                                     53,385           457,017           24,923           205,879
  Class R2                                     47,689           403,252           25,813           215,609
  Class R3                                    220,731         1,939,319          167,878         1,446,814
  Class R4                                    266,034         2,548,219            6,017            50,000
  Class R5                                  5,245,943        45,341,084            6,017            50,000
  Class 529A                                   20,626           185,820           31,203           265,240
  Class 529B                                    4,539            38,888            4,781            38,386
  Class 529C                                    8,503            73,287           17,453           139,080
----------------------------------------------------------------------------------------------------------
                                           37,623,708      $341,229,828       49,863,181      $419,307,110

Shares reacquired
  Class A                                 (59,944,257)    $(549,759,400)     (69,133,567)    $(581,381,502)
  Class B                                 (14,461,937)     (125,061,771)     (20,074,736)     (161,432,253)
  Class C                                  (4,752,877)      (40,330,365)      (7,046,155)      (55,422,612)
  Class I                                  (1,834,256)      (16,811,569)      (3,970,835)      (34,345,081)
  Class R                                    (945,490)       (8,534,962)        (441,110)       (3,713,580)
  Class R1                                    (25,160)         (220,287)              (8)              (72)
  Class R2                                    (25,756)         (212,893)            (745)           (6,277)
  Class R3                                    (90,702)         (830,890)         (81,354)         (702,767)
  Class R4                                    (50,448)         (473,965)              --                --
  Class R5                                   (758,209)       (6,954,615)              --                --
  Class 529A                                   (9,124)          (80,205)          (9,792)          (82,643)
  Class 529B                                     (341)           (2,921)          (3,697)          (29,738)
  Class 529C                                   (3,987)          (33,921)          (3,273)          (25,621)
----------------------------------------------------------------------------------------------------------
                                          (82,902,544)    $(749,307,764)    (100,765,272)    $(837,142,146)

Net change
  Class A                                 (44,855,328)    $(411,590,609)     (39,293,885)    $(329,635,240)
  Class B                                 (12,008,192)     (103,607,919)     (15,922,691)     (128,085,056)
  Class C                                  (3,868,743)      (32,812,363)      (5,656,651)      (44,480,317)
  Class I                                  11,309,299       104,603,799        9,009,631        76,325,361
  Class R                                    (759,595)       (6,848,033)         776,289         6,476,326
  Class R1                                     28,225           236,730           24,915           205,807
  Class R2                                     21,933           190,359           25,068           209,332
  Class R3                                    130,029         1,108,429           86,524           744,047
  Class R4                                    215,586         2,074,254            6,017            50,000
  Class R5                                  4,487,734        38,386,469            6,017            50,000
  Class 529A                                   11,502           105,615           21,411           182,597
  Class 529B                                    4,198            35,967            1,084             8,648
  Class 529C                                    4,516            39,366           14,180           113,459
----------------------------------------------------------------------------------------------------------
                                          (45,278,836)    $(408,077,936)     (50,902,091)    $(417,835,036)

(i) For the period from the class' inception, April 1, 2005 (Classes R1, R2, R4, and R5), through the stated period end.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, MFS Growth Allocation Fund and MFS Aggressive Growth Allocation Fund were the owners of record of approximately 7%, 16% and 11%, respectively, of the value of outstanding voting shares. In addition, the MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund and the MFS Lifetime 2040 Fund were each the owners of record of less than 1% of the value of outstanding voting shares.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other affiliated funds have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the year ended August 31, 2006, the fund's commitment fee and interest expense were $11,236 and $9,292, respectively, and are included in miscellaneous expense on the Statement of Operations.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To The Trustees of MFS Series Trust IV and the Shareholders of
MFS Mid Cap Growth Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Mid Cap Growth Fund (one of the portfolios comprising MFS Series Trust IV) (the "Trust") as of August 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS Mid Cap Growth Fund as of August 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
October 20, 2006

TRUSTEES AND OFFICERS --
IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of October 1, 2006, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                          PRINCIPAL OCCUPATIONS DURING
                                POSITION(s) HELD    TRUSTEE/OFFICER           THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                 WITH FUND           SINCE(h)             OTHER DIRECTORSHIPS(j)
-------------------             ----------------    ---------------    ----------------------------------
INTERESTED TRUSTEES
Robert J. Manning(k)            Trustee              February 2004     Massachusetts Financial Services
(born 10/20/63)                                                        Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Robert C. Pozen(k)              Trustee              February 2004     Massachusetts Financial Services
(born 8/08/46)                                                         Company, Chairman (since February
                                                                       2004); Secretary of Economic
                                                                       Affairs, The Commonwealth of
                                                                       Massachusetts (January 2002 to
                                                                       December 2002); Fidelity
                                                                       Investments, Vice Chairman (June
                                                                       2000 to December 2001); Fidelity
                                                                       Management & Research Company
                                                                       (investment adviser), President
                                                                       (March 1997 to July 2001); Bell
                                                                       Canada Enterprises
                                                                       (telecommunications), Director;
                                                                       Medtronic, Inc. (medical
                                                                       technology), Director; Telesat
                                                                       (satellite communications),
                                                                       Director

INDEPENDENT TRUSTEES
J. Atwood Ives                  Trustee and Chair    February 1992     Private investor; Eastern
(born 5/01/36)                  of Trustees                            Enterprises (diversified services
                                                                       company), Chairman, Trustee and
                                                                       Chief Executive Officer (until
                                                                       November 2000)

Robert E. Butler(n)             Trustee              January 2006      Consultant - regulatory and
(born 11/29/41)                                                        compliance matters (since July
                                                                       2002); PricewaterhouseCoopers LLP
                                                                       (professional services firm),
                                                                       Partner (November 2000 until June
                                                                       2002)

Lawrence H. Cohn, M.D.          Trustee              August 1993       Brigham and Women's Hospital,
(born 3/11/37)                                                         Senior Cardiac Surgeon, Chief of
                                                                       Cardiac Surgery (until 2005);
                                                                       Harvard Medical School, Professor
                                                                       of Surgery; Brigham and Women's
                                                                       Hospital Physicians' Organization,
                                                                       Chair (2000 to 2004)

David H. Gunning                Trustee              January 2004      Cleveland-Cliffs Inc. (mining
(born 5/30/42)                                                         products and service provider),
                                                                       Vice Chairman/Director (since
                                                                       April 2001); Encinitos Ventures
                                                                       (private investment company),
                                                                       Principal (1997 to April 2001);
                                                                       Lincoln Electric Holdings, Inc.
                                                                       (welding equipment manufacturer),
                                                                       Director

William R. Gutow                Trustee              December 1993     Private investor and real estate
(born 9/27/41)                                                         consultant; Capitol Entertainment
                                                                       Management Company (video
                                                                       franchise), Vice Chairman

Michael Hegarty                 Trustee              December 2004     Retired; AXA Financial (financial
(born 12/21/44)                                                        services and insurance), Vice
                                                                       Chairman and Chief Operating
                                                                       Officer (until May 2001); The
                                                                       Equitable Life Assurance Society
                                                                       (insurance), President and Chief
                                                                       Operating Officer (until May 2001)

Lawrence T. Perera              Trustee              July 1981         Hemenway & Barnes (attorneys),
(born 6/23/35)                                                         Partner

J. Dale Sherratt                Trustee              August 1993       Insight Resources, Inc.
(born 9/23/38)                                                         (acquisition planning
                                                                       specialists), President; Wellfleet
                                                                       Investments (investor in health
                                                                       care companies), Managing General
                                                                       Partner (since 1993); Cambridge
                                                                       Nutraceuticals (professional
                                                                       nutritional products), Chief
                                                                       Executive Officer (until May 2001)

Laurie J. Thomsen               Trustee              March 2005        Private investor; Prism Venture
(born 8/05/57)                                                         Partners (venture capital), Co-
                                                                       founder and General Partner (until
                                                                       June 2004); St. Paul Travelers
                                                                       Companies (commercial property
                                                                       liability insurance), Director

Robert W. Uek                   Trustee              January 2006      Retired (since 1999);
(born 5/18/41)                                                         PricewaterhouseCoopers LLP
                                                                       (professional services firm),
                                                                       Partner (until 1999); Consultant
                                                                       to investment company industry
                                                                       (since 2000); TT International
                                                                       Funds (mutual fund complex),
                                                                       Trustee (2000 until 2005);
                                                                       Hillview Investment Trust II Funds
                                                                       (mutual fund complex), Trustee
                                                                       (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)               President            November 2005     Massachusetts Financial Services
(born 12/01/58)                                                        Company, Executive Vice President
                                                                       and Chief Regulatory Officer
                                                                       (since March 2004); Fidelity
                                                                       Management & Research Company,
                                                                       Vice President (prior to March
                                                                       2004); Fidelity Group of Funds,
                                                                       President and Treasurer (prior to
                                                                       March 2004)

Tracy Atkinson(k)               Treasurer           September 2005     Massachusetts Financial Services
(born 12/30/64)                                                        Company, Senior Vice President
                                                                       (since September 2004);
                                                                       PricewaterhouseCoopers LLP,
                                                                       Partner (prior to September 2004)

Christopher R. Bohane(k)        Assistant           July 2005          Massachusetts Financial Services
(born 1/18/74)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since April 2003);
                                                                       Kirkpatrick & Lockhart LLP (law
                                                                       firm), Associate (prior to April
                                                                       2003)

Ethan D. Corey(k)               Assistant           July 2005          Massachusetts Financial Services
(born 11/21/63)                 Secretary and                          Company, Special Counsel (since
                                Assistant Clerk                        December 2004); Dechert LLP (law
                                                                       firm), Counsel (prior to December
                                                                       2004)

David L. DiLorenzo(k)           Assistant           July 2005          Massachusetts Financial Services
(born 8/10/68)                  Treasurer                              Company, Vice President (since
                                                                       June 2005); JP Morgan Investor
                                                                       Services, Vice President (prior to
                                                                       June 2005)

Timothy M. Fagan(k)             Assistant           September 2005     Massachusetts Financial Services
(born 7/10/68)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since September 2005);
                                                                       John Hancock Advisers, LLC, Vice
                                                                       President and Chief Compliance
                                                                       Officer (September 2004 to August
                                                                       2005), Senior Attorney (prior to
                                                                       September 2004); John Hancock
                                                                       Group of Funds, Vice President and
                                                                       Chief Compliance Officer
                                                                       (September 2004 to December 2004)

Mark D. Fischer(k)              Assistant           July 2005          Massachusetts Financial Services
(born 10/27/70)                 Treasurer                              Company, Vice President (since May
                                                                       2005); JP Morgan Investment
                                                                       Management Company, Vice President
                                                                       (prior to May 2005)

Brian E. Langenfeld(k)          Assistant           June 2006          Massachusetts Financial Services
(born 3/07/73)                  Secretary and                          Company, Assistant Vice President
                                Assistant Clerk                        and Counsel (since May 2006); John
                                                                       Hancock Advisers, LLC, Assistant
                                                                       Vice President and Counsel (May
                                                                       2005 to April 2006); John Hancock
                                                                       Advisers, LLC, Attorney and
                                                                       Assistant Secretary (prior to May
                                                                       2005)

Ellen Moynihan(k)               Assistant           April 1997         Massachusetts Financial Services
(born 11/13/57)                 Treasurer                              Company, Senior Vice President

Susan S. Newton(k)              Assistant           May 2005           Massachusetts Financial Services
(born 3/07/50)                  Secretary and                          Company, Senior Vice President and
                                Assistant Clerk                        Associate General Counsel (since
                                                                       April 2005); John Hancock
                                                                       Advisers, LLC, Senior Vice
                                                                       President, Secretary and Chief
                                                                       Legal Officer (prior to April
                                                                       2005); John Hancock Group of
                                                                       Funds, Senior Vice President,
                                                                       Secretary and Chief Legal Officer
                                                                       (prior to April 2005)

Susan A. Pereira(k)             Assistant           July 2005          Massachusetts Financial Services
(born 11/05/70)                 Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since June 2004); Bingham
                                                                       McCutchen LLP (law firm),
                                                                       Associate (prior to June 2004)

Mark N. Polebaum(k)             Secretary and       January 2006       Massachusetts Financial Services
(born 5/01/52)                  Clerk                                  Company, Executive Vice President,
                                                                       General Counsel and Secretary
                                                                       (since January 2006); Wilmer
                                                                       Cutler Pickering Hale and Dorr LLP
                                                                       (law firm), Partner (prior to
                                                                       January 2006)

Frank L. Tarantino              Independent Chief   June 2004          Tarantino LLC (provider of
(born 3/07/44)                  Compliance                             compliance services), Principal
                                Officer                                (since June 2004); CRA Business
                                                                       Strategies Group (consulting
                                                                       services), Executive Vice
                                                                       President (April 2003 to June
                                                                       2004); David L. Babson & Co.
                                                                       (investment adviser), Managing
                                                                       Director, Chief Administrative
                                                                       Officer and Director (prior to
                                                                       March 2003)

James O. Yost(k)                Assistant           September 1990     Massachusetts Financial Services
(born 6/12/60)                  Treasurer                              Company, Senior Vice President

------------
(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.

(j) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").

(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters.
    The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of
    $351,119.29.

The Trust held a shareholders' meeting in 2005 to elect Trustees, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Sherratt and Uek and Ms. Thomsen are members of the
Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2006, the Trustees served as board members of 98 funds within the MFS
Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                          CUSTODIANS
Massachusetts Financial Services Company                    State Street Bank and Trust Company
500 Boylston Street, Boston, MA                             225 Franklin Street, Boston, MA 02110
02116-3741
                                                            J.P. Morgan Chase Bank
DISTRIBUTOR                                                 One Chase Manhattan Plaza
MFS Fund Distributors, Inc.                                 New York, NY 10081
500 Boylston Street, Boston, MA
02116-3741                                                  INDEPENDENT REGISTERED PUBLIC
                                                            ACCOUNTING FIRM
PORTFOLIO MANAGER                                           Deloitte & Touche LLP
Matthew Krummell                                            200 Berkeley Street, Boston, MA 02116

BOARD REVIEW OF INVESTMENT
ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2006 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2005 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("MFS peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2005, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 4th quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 5th quintile for each of the one and five-year periods ended December 31, 2005 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

The Trustees expressed concern about the ongoing substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS' efforts to improve the Fund's performance, including the recent restructuring of responsibilities among MFS' senior investment management executives and changes to the Fund's portfolio management team in 2004 and 2005, including the replacement of one of the portfolio managers in December 2005. In addition, the Trustees requested that they receive a separate update on the Fund's performance at each of their meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS' responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one year period, but that they would continue to closely monitor the performance of the Fund.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that MFS has agreed in writing to waive a portion of its advisory fee on assets over $3 billion, which may not be changed without the Trustees' approval. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate was approximately at the Lipper expense group median, and the Fund's total expense ratio was lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is currently subject to the breakpoint described above. The Trustees concluded that the existing breakpoint was sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2006.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before November 1, 2006 by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2006 income tax forms in January 2007.

MFS(R) PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

    o data from investment applications and other forms
    o share balances and transactional history with us, our affiliates, or others
    o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA
1-800-637-8255                            02205-5824
24 hours a day
                                          OVERNIGHT MAIL
ACCOUNT SERVICE AND                       MFS Service Center, Inc.
LITERATURE                                500 Boylston Street
                                          Boston, MA 02116-3741
SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                                 ANNUAL REPORT

KEEPING YOU INFORMED

MFS wants to ensure that you are consistently updated about your investments with us. This shareholder report will not only show how your investment performed during the time period, but will also provide you with informative commentary from the portfolio management team. They will offer an overview of market conditions and will also discuss the specific factors that may have enhanced or detracted from your investment's performance.

MFS(R) MUNICIPAL BOND FUND

LETTER FROM THE CEO                                           1
---------------------------------------------------------------
PORTFOLIO COMPOSITION                                         2
---------------------------------------------------------------
MANAGEMENT REVIEW                                             3
---------------------------------------------------------------
PERFORMANCE SUMMARY                                           4
---------------------------------------------------------------
EXPENSE TABLE                                                 6
---------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                      8
---------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                          29
---------------------------------------------------------------
STATEMENT OF OPERATIONS                                      31
---------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                          32
---------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                         33
---------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                35
---------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM      43
---------------------------------------------------------------
TRUSTEES AND OFFICERS                                        44
---------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT                50
---------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                        54
---------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                               54
---------------------------------------------------------------
FEDERAL TAX INFORMATION                                      54
---------------------------------------------------------------
MFS(R) PRIVACY NOTICE                                        55
---------------------------------------------------------------
CONTACT INFORMATION                                  BACK COVER
---------------------------------------------------------------

Fund objective: Seeks as high a level of current income exempt from federal income taxes as is considered consistent with prudent investing while seeking protection of shareholders' capital.

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

-------------------------------------------------------------------------------
                       NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                 NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
-------------------------------------------------------------------------------

                                                                         8/31/06
                                                                         MMB-ANN

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

    The story is as old as the tortoise and the hare, but we believe it is still relevant today -- "slow and steady" is the way to go when it comes to investing. While financial markets will naturally ebb and flow over time, investors who remain committed to a long-term investment strategy are more likely to achieve their goals than those who consistently chase short-term performance.

    The first half of 2006 brought a high degree of fluctuation in markets around the globe as varying economic factors pulled markets in opposite directions. The global economy, for example, continued to grow at its fastest pace in three decades -- spurred by increased international trade, good job growth, and wage increases. At the same time, central banks around the world raised interest rates in sync in a collaborative attempt to curb inflation. While this was a positive development in some regions, in other cases, economic and market gains were tempered.

    What does all of this mean to you as an investor? If you're focused on the long term, these global developments become part of a longer cycle instead of one-time events that can have a significant impact on your portfolio.

    At MFS(R), our investment management process -- honed over 80 years -- combines a unique teamwork approach with an unwavering focus on helping you realize your long-term financial goals. We believe in a three-pronged investment strategy:

    o ALLOCATE holdings across the major asset classes -- including stocks, bonds, and cash.
    o DIVERSIFY within each class to take advantage of different market segments and investing styles.
    o REBALANCE assets regularly to maintain a desired asset allocation.

    Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    October 13, 2006

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE (i)

              Bonds                                       99.6%
              Cash & Other Net Assets                      0.4%

              TOP FIVE INDUSTRIES (i)

              Healthcare Revenue - Hospitals              15.9%
              -------------------------------------------------
              Utilities - Municipal Owned                 13.1%
              -------------------------------------------------
              General Obligations - General Purpose       12.0%
              -------------------------------------------------
              State & Local Agencies                       9.6%
              -------------------------------------------------
              General Obligations - Schools                9.4%
              -------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                         53.0%
              -------------------------------------------------
              AA                                          11.3%
              -------------------------------------------------
              A                                           22.9%
              -------------------------------------------------
              BBB                                         12.4%
              -------------------------------------------------
              BB                                           0.2%
              -------------------------------------------------
              Not Rated                                    0.2%
              -------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                         6.0
              ------------------------------------------------
              Average Life (m)                       14.2 yrs.
              ------------------------------------------------
              Average Maturity (m)                   15.7 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                    AA
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                  A-1
              ------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 8/31/06.

Percentages are based on net assets as of 8/31/06, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended August 31, 2006, Class A shares of the MFS Municipal Bond Fund provided a total return of 2.99%, at net asset value. This compares with a return of 3.03% for the fund's benchmark, the Lehman Brothers Municipal Bond Index.

DETRACTORS FROM PERFORMANCE

Security selection in the "AAA"-rated(s) credit quality sector was one of the primary detractors from relative performance during the reporting period. Yield curve(y) positioning and the fund's holdings in the credit enhanced and pre-refunded sectors also negatively impacted results.

CONTRIBUTORS TO PERFORMANCE

Duration(d) positioning benefited the fund's relative performance during the period. Our overweighted position in the health care sector also boosted relative results.

Respectfully,

Geoffrey L. Schechter
Portfolio Manager

(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.

(s) Bonds rated "BBB", "Baa", or higher are considered investment grade; bonds rated "BB", "Ba", or below are considered non-investment grade. The primary source for bond quality ratings is Moody's Investors Service. If not available, ratings by Standard & Poor's are used, else ratings by Fitch, Inc. For securities which are not rated by any of the three agencies, the security is considered Not Rated.

(y) A yield curve graphically depicts the yield of different maturity bonds of the same credit quality and type; a normal yield curve is upward sloping, with short-term rates lower than long-term rates.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 8/31/06

The following chart illustrates the historical performance of the fund's Class A shares in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE VISIT MFS.COM. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                          MFS Municipal       Lehman Brothers
                            Bond Fund            Municipal
                            - Class A            Bond Index

             8/96            $ 9,525             $10,000
             8/97             10,263              10,925
             8/98             11,062              11,871
             8/99             10,942              11,929
             8/00             11,655              12,737
             8/01             12,843              14,037
             8/02             13,635              14,905
             8/03             14,017              15,372
             8/04             14,955              16,463
             8/05             15,641              17,341
             8/06             16,109              17,867

TOTAL RETURNS THROUGH 8/31/06

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date         1-yr        5-yr        10-yr
-----------------------------------------------------------------------------
        A                12/16/76               2.99%      4.64%        5.39%
-----------------------------------------------------------------------------
        B                 9/07/93               2.21%      3.82%        4.56%
-----------------------------------------------------------------------------

AVERAGE ANNUAL
Comparative benchmark
-----------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index (f)                                  3.03%      4.94%        5.98%
-----------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE
   Share class
-----------------------------------------------------------------------------
        A                                      -1.90%      3.62%        4.88%
With Initial Sales Charge (4.75%)
-----------------------------------------------------------------------------
        B                                      -1.70%      3.48%        4.56%
With CDSC (Declining over six years
from 4% to 0%) (x)
-----------------------------------------------------------------------------

CDSC - Contingent Deferred Sales Charge.
(f) Source: FactSet Research Systems Inc.
(x) Assuming redemption at the end of the applicable period.

INDEX DEFINITION

Lehman Brothers Municipal Bond Index - a market-value-weighted index representative of the tax-exempt bond market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

A portion of income may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, March 1, 2006 through August 31, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2006 through August 31, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    3/01/06-
Class                       Ratio      3/01/06        8/31/06         8/31/06
--------------------------------------------------------------------------------
          Actual            0.48%      $1,000.00      $1,019.10         $2.44
    A     ----------------------------------------------------------------------
          Hypothetical (h)  0.48%      $1,000.00      $1,022.79         $2.45
--------------------------------------------------------------------------------
          Actual            1.23%      $1,000.00      $1,015.20         $6.25
    B     ----------------------------------------------------------------------
          Hypothetical (h)  1.23%      $1,000.00      $1,019.00         $6.26
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
8/31/06

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.4%
-------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                           SHARES/PAR           VALUE ($)
-------------------------------------------------------------------------------------------------------------------------------
Airport & Port Revenue - 2.5%
-------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev. (Second Lien
Passenger Facility D), AMBAC, 5.5%, 2019                                                      $   1,845,000     $     1,977,575
Chicago, IL, O'Hare International Airport Rev. (Third Lien
Passenger Facility B), FSA, 5.75%, 2022                                                           1,125,000           1,232,348
Chicago, IL, O'Hare International Airport Rev., RITES,
FSA, 7.185%, 2022 (v)(z)                                                                          2,500,000           2,977,100
Chicago, IL, O'Hare International Airport Rev., RITES,
XLCA, 7.685%, 2011 (v)(z)                                                                         3,000,000           3,674,100
Chicago, IL, O'Hare International Airport Rev., Third Lien, "A", MBIA, 5%, 2029                   3,395,000           3,562,407
Denver, CO, City & County Airport Rev., RITES, AMBAC, 8.28%, 2017 (v)(z)                          2,500,000           2,910,150
Indianapolis, IN, Local Public Improvement (Airport Authority Project),
"I", MBIA, 5%, 2034                                                                                 700,000             719,614
Massachusetts Port Authority Rev., 6.125%, 2010 (c)                                               1,500,000           1,628,775
Massachusetts Port Authority Rev., ETM, 13%, 2013 (c)                                             2,725,000           3,675,235
New York, NY, City Industrial Development Agency, Special
Facilities Rev. (Terminal One Group), 5.5%, 2024                                                    680,000             730,177
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-
Niagara International Airport), MBIA, 5.875%, 2013                                                1,485,000           1,576,565
Port of Seattle, WA, Rev., XLCA, 5%, 2027                                                         1,685,000           1,770,042
                                                                                                                ---------------
                                                                                                                $    26,434,088
-------------------------------------------------------------------------------------------------------------------------------
General Obligations - General Purpose - 11.8%
-------------------------------------------------------------------------------------------------------------------------------
Chicago, IL (Lakefront Millennium Parking Facilities), MBIA, 5.7% to 2025                     $   2,355,000     $     2,557,083
Chicago, IL, FGIC, 6.125%, 2010 (c)                                                               3,785,000           4,157,444
Chicago, IL, RITES, AMBAC, 6.765%, 2018 (v)(z)                                                    5,900,000           7,288,034
Commonwealth of Massachusetts, ETM, 6.5%, 2008 (c)                                                6,245,000           6,556,688
Commonwealth of Massachusetts, FGIC, ETM, 7%, 2009 (c)                                            7,000,000           7,389,690
Commonwealth of Massachusetts, ROLS, 7.149%, 2017 (v)(z)                                          2,870,000           3,317,835
Commonwealth of Puerto Rico (Public Improvement), "A", 5.25%, 2027                                  800,000             849,104
Commonwealth of Puerto Rico, ROLS, XLCA, 7.353%, 2017 (v)(z)                                      1,150,000           1,465,629
Country Club Hills, IL, "N", MBIA, 5%, 2031                                                       2,460,000           2,577,686
Cranston, RI, FGIC, 6.375%, 2009 (c)                                                                830,000             906,999
Delaware County, OH, 6.25%, 2010 (c)                                                              1,000,000           1,112,200
Detroit/Wayne County, MI, Stadium Authority, FGIC, 5.5%, 2017                                     6,000,000           6,162,360
Houston County, AL, AMBAC, 6.25%, 2009 (c)                                                        3,315,000           3,633,439
Illinois, MBIA, 5.5%, 2025                                                                          390,000             410,459
Interlocken Metropolitan District, CO, Improvement, "C", XLCA, 0%, 2027                           1,860,000             565,663
New York, NY, "B", 7.5%, 2007                                                                       955,000             956,547
New York, NY, FGIC, 5.75%, 2007 (c)                                                               8,500,000           8,787,555
New York, NY, Urban Development Corp., 5.5%, 2016                                                14,690,000          14,999,812
Pittsfield, MA, MBIA, 5.5%, 2017                                                                    100,000             109,479
San Antonio, TX, 5%, 2020                                                                         2,990,000           3,082,212
Schaumburg, IL, "B", FGIC, 5.25%, 2034                                                            2,000,000           2,146,240
Southlake, TX, AMBAC, 0%, 2009 (c)                                                                1,835,000             937,813
Southlake, TX, AMBAC, 0%, 2009 (c)                                                                3,150,000           1,313,046
State of California, 5.5%, 2013                                                                   5,000,000           5,502,100
State of California, 5.1%, 2034                                                                   5,000,000           5,082,200
State of California, RITES, 6.717%, 2012 (v)(z)                                                   5,825,000           6,573,862
State of California, RITES, XLCA, 7.242%, 2017 (v)(z)                                             6,875,000           7,918,350
State of Washington, 6.75%, 2010                                                                  3,880,000           4,256,244
State of Washington, 6%, 2012                                                                     4,360,000           4,866,545
Texas (Transportation Commission Mobility), 5%, 2027                                             10,000,000          10,528,100
                                                                                                                ---------------
                                                                                                                $   126,010,418
-------------------------------------------------------------------------------------------------------------------------------
General Obligations - Improvement - 3.0%
-------------------------------------------------------------------------------------------------------------------------------
Birmingham, AL, "B", 5.75%, 2009 (c)                                                          $     910,000     $       969,478
Birmingham, AL, "B", 5.75%, 2019                                                                     90,000              95,398
District of Columbia, MBIA, 6.5%, 2010                                                            3,095,000           3,395,710
District of Columbia, MBIA, ETM, 6.5%, 2010 (c)                                                   2,905,000           3,197,911
Massachusetts Bay Transportation Authority, General
Transportation Systems, "A", XLCA, 7%, 2021                                                      10,185,000          12,728,704
Massachusetts Bay Transportation Authority, General
Transportation Systems, "C", XLCA, 6.1%, 2013                                                    10,200,000          11,606,478
                                                                                                                ---------------
                                                                                                                $    31,993,679
-------------------------------------------------------------------------------------------------------------------------------
General Obligations - Schools - 9.4%
-------------------------------------------------------------------------------------------------------------------------------
Adams 12 Five Star Schools, CO, "B", FGIC, 0%, 2025                                           $   1,700,000     $       669,749
Chicago, IL, Board of Education, AMBAC, 5.4%, 2017                                                3,000,000           3,118,980
Chicago, IL, Board of Education, MBIA, 6.25%, 2009                                                5,160,000           5,451,901
Chicago, IL, Board of Education, MBIA, 6.25%, 2015                                               20,295,000          23,047,814
Chicago, IL, Board of Education, RITES, FGIC, 6.231%, 2019 (v)(z)                                 5,000,000           6,165,100
Clark County, NV, School District, "A", MBIA, 7%, 2010                                            4,000,000           4,446,040
De Soto, TX, Independent School District, School Building, PSF, 0%, 2031                          1,345,000             381,913
De Soto, TX, Independent School District, School Building, PSF, 0%, 2034                          1,015,000             244,087
De Soto, TX, Independent School District, School Building, PSF, 0%, 2036                          1,250,000             269,763
Ennis, TX, Independent School District, Capital Appreciation, "N", PSF, 0%, 2028                    705,000             237,155
Ennis, TX, Independent School District, Capital Appreciation, "N", PSF, 0%, 2029                  1,350,000             437,832
Ennis, TX, Independent School District, Capital Appreciation, "N", PSF, 0%, 2031                  1,340,000             382,865
Ferris, TX, Independent School District, PSF, 5.5%, 2034                                          2,360,000           2,548,092
Florida Board of Education, Capital Outlay, 9.125%, 2014                                          1,735,000           2,105,232
Florida Board of Education, Capital Outlay, ETM, 9.125%, 2014(c)                                    265,000             353,065
Forsyth County, GA, School District, 6%, 2010 (c)                                                   865,000             945,047
Gilroy, CA, Unified School District, FGIC, 5%, 2027                                               1,000,000           1,048,080
Grand Blanc, MI, Community Schools (School Building & Site), FSA, 5%, 2028                        1,000,000           1,050,510
Irving, TX, Independent School District, Capital Appreciation, PSF, 0%, 2026                      2,505,000             940,653
Kane Cook & Dupage Counties, IL, FSA, 6.5%, 2011 (c)                                              1,345,000           1,498,518
Kane Cook & Dupage Counties, IL, FSA, 6.375%, 2011 (c)                                            1,245,000           1,380,942
Knox County, KY, XLCA, 5.625%, 2035                                                               1,150,000           1,269,761
Lancaster, TX, Independent School District, Capital Appreciation, FSA, 0%, 2014 (c)               1,765,000             637,659
Lancaster, TX, Independent School District, Capital Appreciation, FSA, 0%, 2014 (c)               1,570,000             533,345
Lancaster, TX, Independent School District, Capital Appreciation, FSA, 0%, 2025                     970,000             396,313
Lancaster, TX, Independent School District, Capital Appreciation, FSA, 0%, 2026                     970,000             375,419
Lane County, OR, School District, 6.25%, 2010 (c)                                                 1,150,000           1,252,776
Lane County, OR, School District, 6.25%, 2010 (c)                                                 1,000,000           1,089,370
Leander, TX, Independent School District, Capital
Appreciation, Refunding, School Building, "N", PSF, 0%, 2029                                      4,000,000           1,206,800
Leander, TX, Independent School District, Capital
Appreciation, Refunding, School Building, FGIC, 0%, 2026                                          3,280,000           1,191,690
Leander, TX, Independent School District, Capital
Appreciation, Refunding, School Building, FGIC, 0%, 2031                                          3,320,000             896,566
Leander, TX, Independent School District, PSF, 0%, 2018                                           4,885,000           2,502,879
Lewisville, TX, Independent School District, PSF, 5%, 2009 (c)                                    8,500,000           8,836,430
Manchester, NH, School Facilities Rev., MBIA, 5.5%, 2027                                            785,000             925,295
Manchester, NH, School Facilities Rev., MBIA, 5.5%, 2028                                            785,000             926,983
Palos Verdes Peninsula, CA, Capital Appreciation, "N", FSA, 0%, 2029                              3,885,000           1,341,452
Prosper, TX, Independent School District, Capital Appreciation, School Building,
"N", PSF, 0%, 2031                                                                                1,760,000             488,506
Rancho Santiago, CA, Community College District, Election of 2002, MBIA, 5%, 2013 (c)             2,200,000           2,385,922
Rockwall, TX, Independent School District, Capital Appreciation, "C", PSF, 0%, 2009 (c)           1,910,000           1,315,513
Rockwall, TX, Independent School District, Unrefunded, Capital Appreciation,
"N", PSF, 0%, 2014                                                                                   90,000              61,559
San Marcos, TX, Independent School District, PSF, 5.625%, 2025                                    2,000,000           2,235,500
San Marcos, TX, Independent School District, PSF, 5.625%, 2026                                    2,000,000           2,232,620
San Rafael, CA, Elementary School District, Election of 1999, MBIA, 5%, 2028                      2,500,000           2,608,825
Sunnyvale, TX, Independent School District, PSF, 5.25%, 2028                                      1,900,000           2,033,836
Sunnyvale, TX, Independent School District, PSF, 5.25%, 2031                                      2,000,000           2,134,280
Wylie, TX, Independent School District, PSF, 5.25%, 2029                                          3,955,000           4,192,577
                                                                                                                ---------------
                                                                                                                $    99,795,214
-------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 15.7%
-------------------------------------------------------------------------------------------------------------------------------
Akron Bath Copley, OH, Hospital Rev. (Children's Hospital), FSA, 5.25%, 2025                  $   1,000,000     $     1,062,620
Baxter County, AR, Hospital Rev., 5.375%, 2014                                                    1,000,000           1,032,080
Baxter County, AR, Hospital Rev., 5.6%, 2021                                                      1,750,000           1,807,663
Colorado Health Facilities Authority Rev. (Portercare
Adventist Health Systems), 6.625%, 2011 (c)                                                       1,250,000           1,433,425
Denver, CO, Health & Hospital Authority Rev., 5.375%, 2028                                        2,440,000           2,463,204
District of Columbia, Hospital Rev. (Medlantic Healthcare), MBIA, ETM, 5.25%, 2019 (c)            6,750,000           6,966,675
Elkhart County, IN, Hospital Authority Rev. (Elkhart General Hospital, Inc.), 5.25%, 2018         1,000,000           1,032,900
Elkhart County, IN, Hospital Authority Rev. (Elkhart General Hospital, Inc.), 5.25%, 2020         4,345,000           4,434,420
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), "A", FSA, 5.25%, 2034        5,000,000           5,309,350
Gainesville & Hall County, GA, Hospital Authority Rev
(Northeast Georgia Health System, Inc.), 5.5%, 2031                                               1,555,000           1,616,671
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031                           1,575,000           1,626,266
Harris County, TX, Health Facilities Development Corp. "A" (Texas Children's
Hospital), 5.375%, 2015                                                                           4,300,000           4,494,446
Harris County, TX, Health Facilities Development Corp.
Hospital Rev. (Memorial Herman Healthcare), 6.375%, 2011 (c)                                      2,000,000           2,249,920
Highlands County, FL, Health Facilities Authority Rev
(Adventist Health Systems), "C", 5.25%, 2036                                                      1,620,000           1,702,102
Highlands County, FL, Health Facilities Authority Rev
(Adventist/Sunbelt Hospital), 6%, 2011 (c)                                                        1,000,000           1,117,450
Huntsville, AL, Health Care Authority Rev., 5.625%, 2026                                          2,595,000           2,716,913
Illinois Development Finance Authority Rev. "A" (Provena Health), MBIA, 5.25%, 2012               1,600,000           1,651,520
Illinois Educational Facilities Authority Rev. (Centegra Health Systems), 5.25%, 2024             5,500,000           5,551,095
Illinois Health Facilities Authority Rev. (Advocate Health Care Network), 6.375%, 2010(c)         1,800,000           1,993,356
Illinois Health Facilities Authority Rev. (Condell Medical Center), 6.35%, 2015                   6,500,000           6,927,440
Illinois Health Facilities Authority Rev. (Decatur Memorial Hospital), 5.75%, 2024                2,650,000           2,774,126
Illinois Health Facilities Authority Rev. (Passavant Memorial Area Hospital
Associates), 6%, 2024                                                                             1,165,000           1,255,206
Illinois Health Facilities Authority Rev. (Riverside Health Systems), 5.75%, 2022                 1,975,000           2,050,761
Illinois Health Facilities Authority Rev. (Sinai Health), FHA, 5.15%, 2037                        2,400,000           2,499,312
Illinois Health Facilities Authority Rev., "A" (Advocate Health) MBIA, 5.7%, 2011                   660,000             684,341
Indiana Health Facilities Financing Authority, Hospital Rev
(Community Hospital Project), "N", AMBAC, 5%, 2025                                                5,980,000           6,257,472
Indiana Health Facilities Financing Authority, Hospital Rev
(Deaconess Hospital) "A", AMBAC, 5.375%, 2034                                                     2,075,000           2,219,213
Indiana Health Facilities Financing Authority, Hospital Rev
(Clarian Health), "A", 5%, 2039                                                                     910,000             931,294
Iowa Finance Authority, Health Care Facilities Rev. (Genesis
Medical Center), 6.125%, 2016                                                                     2,195,000           2,354,533
Kentucky Economic Development Finance Authority, Health
Systems Rev. (Norton Healthcare, Inc.), 6.5%, 2020                                                4,750,000           5,155,698
Marion County, FL, Hospital District Rev. (Monroe Hospital), 5.625%, 2019                         2,610,000           2,722,073
Marshall County, AL, Health Care "A", 5.75%, 2015                                                 1,000,000           1,076,690
Martin County, FL, Health Facilities (Martin Memorial Medical Center) "B", 5.875%, 2032           2,200,000           2,340,404
Maryland Health & Higher Educational Facilities Authority Rev
(Medstar Health), 5.5%, 2033                                                                      1,115,000           1,174,273
Maryland Health & Higher Educational Facilities Authority Rev
(University of Maryland Medical System), 6.75%, 2010 (c)                                          1,000,000           1,117,850
Massachusetts Health & Educational Facilities Authority Rev
(Caritas Christi), 5.7%, 2015                                                                     2,550,000           2,657,253
Massachusetts Health & Educational Facilities Authority Rev.(Partners
Healthcare Systems), 5.75%, 2021                                                                  1,500,000           1,625,640
Michigan Hospital Finance Authority Rev. (Mercy Mount
Clement), MBIA, 5.75%, 2017                                                                       2,900,000           3,076,320
Michigan Hospital Finance Authority Rev. (Sisters of Mercy
Health System), MBIA, ETM, 5.375%, 2014 (c)                                                         515,000             547,965
Michigan Hospital Finance Authority Rev., "A" (Crittenton), 5.625%, 2027                          1,000,000           1,067,000
Monroe County, MI, Hospital Finance Authority Hospital Rev
(Mercy Memorial Hospital Corp.), 5.5%, 2035                                                       2,325,000           2,408,096
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 6%, 2043                        750,000             799,223
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial
Hospital), 5.625%, 2032                                                                           1,335,000           1,403,379
New Hampshire Health & Education Facilities Rev. (Exeter Hospital), 6%, 2016                      1,000,000           1,099,100
North Central, TX, Health Facilities Development Corp. Rev
(Texas Health Resources System), MBIA, 5%, 2017                                                   5,000,000           5,149,450
North Texas Health Facilities Development Corp. Rev. (United
Regional Health Care System, Inc.), 6%, 2023                                                      4,000,000           4,318,960
Orange County, FL, Health Facilities Authority Hospital Rev
(Adventist Health Systems), 5.625%, 2032                                                          1,490,000           1,595,075
Orange County, FL, Health Facilities Authority Hospital Rev
(Orlando Regional Healthcare), 5.75%, 2012 (c)                                                    2,230,000           2,479,738
Peninsula Ports Authority, VA, Hospital Facility Rev
(Whittaker Memorial), FHA, 8.7%, 2023                                                             1,530,000           1,770,547
Pennsylvania Higher Educational Facilities Authority, Health
Services Rev. (Allegheny Delaware Valley), MBIA, 5.3%, 2006                                       1,975,000           1,981,241
Pennsylvania Higher Educational Facilities Authority, Health
Services Rev. (Allegheny Delaware Valley), MBIA, 5.875%, 2016                                     5,000,000           5,119,150
Rhode Island Health & Educational Building Corp. Hospital
Financing (Lifespan Obligated Group), "A", FSA, 5%, 2032                                          3,945,000           4,117,199
Rhode Island Health & Educational Building Corp. Hospital
Financing (Lifespan Obligated Group), 6.375%, 2012 (c)                                            1,730,000           1,972,788
Rhode Island Health & Educational Building Corp. Hospital
Financing (Lifespan Obligated Group), 6.375%, 2021                                                  270,000             299,840
Richland County, OH, Hospital Facilities Rev. (Medcentral
Health), "B", 6.375%, 2022                                                                          335,000             364,182
Richland County, OH, Hospital Facilities Rev. (Medcentral
Health), "B", 6.375%, 2010 (c)                                                                      665,000             740,790
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare
Systems, Inc.), 6.7%, 2016                                                                          770,000             802,017
Shelby County, TN, Educational & Hospital Facilities Board
Hospital Rev. (Methodist Healthcare), 6.375%, 2012 (c)                                            1,255,000           1,432,332
Shelby County, TN, Educational & Housing Facilities Board
Hospital Rev. (Methodist Healthcare), 6.375%, 2012 (c)                                              745,000             850,269
South Carolina Jobs & Economic Development Authority Rev. (Bon
Secours Health Systems, Inc.), "A", 5.625%, 2030                                                  2,055,000           2,169,484
South Carolina Medical University, Hospital Facilities Rev., "A", MBIA, 5%, 2031                    970,000           1,008,625
Steubenville, OH, Hospital Rev. (Trinity Hospital), 6.375%, 2020                                  1,200,000           1,310,724
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare), 6.25%, 2020            2,000,000           2,117,640
Tarrant County, TX, Health Facilities Development Corp. (Texas
Health Resources), MBIA, 5.25%, 2018                                                              8,605,000           8,926,397
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2026                        1,250,000           1,333,013
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2019                     1,595,000           1,766,702
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2020                     2,465,000           2,725,501
Wisconsin Health & Educational Facilities Authority Rev
(Agnesian Healthcare, Inc.), 6%, 2017                                                               520,000             554,112
Wisconsin Health & Educational Facilities Authority Rev
(Agnesian Healthcare, Inc.), 6%, 2021                                                               650,000             685,724
Wisconsin Health & Educational Facilities Authority Rev
(Aurora Health Care, Inc.), 6.875%, 2030                                                          2,000,000           2,294,640
Wisconsin Health & Educational Facilities Authority Rev
(Wheaton Franciscan Services), 5.75%, 2025                                                        3,000,000           3,210,180
                                                                                                                ---------------
                                                                                                                $   167,583,058
-------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 0.3%
-------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Corp. Rev
(Buckner Retirement Facility), 5.25%, 2019                                                    $   2,500,000     $     2,544,925
Iowa Finance Authority, Health Care Facilities Rev. (Care
Initiatives Project), "A", 5.5%, 2025                                                               930,000             961,146
                                                                                                                ---------------
                                                                                                                $     3,506,071
-------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Chemicals - 0.3%
-------------------------------------------------------------------------------------------------------------------------------
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), 5.7%, 2033                   $   3,500,000     $     3,735,725
-------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Environmental Services - 0.6%
-------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste
Disposal Rev. (Waste Management, Inc.), "A-2", 5.4%, 2025                                     $     785,000     $       828,787
California Pollution Control Financing Authority, Solid Waste
Disposal Rev. (Waste Management, Inc.), "B", 5%, 2027                                               920,000             940,718
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste
Management, Inc.), 5.7%, 2018                                                                     1,730,000           1,890,319
Gulf Coast Waste Disposal Authority, TX (Waste Management of
Texas), "A", 5.2%, 2028                                                                             665,000             687,284
Director St. Nevada Department of Business Rev. (Republic
Services, Inc.), 5.625%, 2026                                                                     1,500,000           1,628,190
New Hampshire Business Finance Authority, Solid Waste Disposal
Rev. (Waste Management, Inc.), 5.2%, 2027                                                           665,000             683,101
                                                                                                                ---------------
                                                                                                                $     6,658,399
-------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 1.4%
-------------------------------------------------------------------------------------------------------------------------------
Port Corpus Christi, TX, Nueces County General Rev. (Union
Pacific Corp.), 5.35%, 2010                                                                   $     670,000     $       678,007
Massachusetts Development Finance Agency, Resource Recovery
Rev. (Flour Corp.), 5.625%, 2019                                                                  8,650,000           9,050,409
Memphis-Shelby County, TN (FedEx Corp.), 5.05%, 2012                                              1,400,000           1,474,508
Tooele County, UT, Hazardous Waste Treatment Rev. (Union
Pacific Corp.), 5.7%, 2026                                                                        3,640,000           3,804,346
                                                                                                                ---------------
                                                                                                                $    15,007,270
-------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 0.6%
-------------------------------------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp., Environmental
Improvements Rev. (Mead Westvaco Escanaba), "A", 6.25%, 2012 (c)                              $   1,500,000     $     1,694,490
Georgetown County, SC, Environmental Improvement (International Paper Co.), 5.7%, 2014            1,400,000           1,503,922
Jay, ME, Solid Waste Disposal Rev., "A" (International Paper Co.), 5.125%, 2018                   1,500,000           1,525,935
Sabine River Authority Rev., Louisiana Water Facilities
(International Paper Co.), 6.2%, 2025                                                             1,250,000           1,347,350
                                                                                                                ---------------
                                                                                                                $     6,071,697
-------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Other - 1.3%
-------------------------------------------------------------------------------------------------------------------------------
Baltimore, MD, Convention Center Hotel Rev., "A", XLCA, 5.25%, 2039                           $   1,945,000     $     2,082,298
Gallery Certificate Trust, PA, Parking Rev., 4.5%, 2013 (a)                                       2,410,000           2,408,602
Kentucky Property & Buildings Commission Rev., 5.85%, 2010 (c)                                    4,000,000           4,280,360
Kentucky Property & Buildings Commission Rev., 5.9%, 2010 (c)                                     4,500,000           4,822,560
                                                                                                                ---------------
                                                                                                                $    13,593,820
-------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 1.0%
-------------------------------------------------------------------------------------------------------------------------------
Bay County, FL, Housing Finance Authority, Multi-Family Rev
(Andrews Place II Apartments), FSA, 5%, 2035                                                  $     395,000     $       401,553
Bay County, FL, Housing Finance Authority, Multi-Family Rev
(Andrews Place II Apartments), FSA, 5.1%, 2046                                                      995,000           1,011,437
California Statewide Communities Development Authority Rev
(Irvine Apartments), 5.25%, 2025                                                                  3,500,000           3,588,410
Indianapolis, IN, Multi-Family Rev. (Cambridge Station
Apartments II), FNMA, 5.25%, 2039                                                                 1,145,000           1,173,751
Michigan Housing Development Authority, GNMA, 5.2%, 2038                                          1,200,000           1,225,128
Newark, NJ, Housing Authority (Port Authority - Newark Marine
Terminal), MBIA, 5.5%, 2028                                                                         785,000             857,989
Seattle, WA, Housing Authority Rev., Capped Fund Program (High
Rise Rehab), "I", FSA, 5%, 2025                                                                   1,630,000           1,647,800
Tampa, FL, Housing Finance Authority, Multi-Family Rev
(Meridian River Development Corp.), 4.75%, 2026                                                   1,130,000           1,141,424
                                                                                                                ---------------
                                                                                                                $    11,047,492
-------------------------------------------------------------------------------------------------------------------------------
Parking - 0.1%
-------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0%, 2009 (c)                                                 $     375,000     $       236,250
Rail Connections, Inc., MA Rev., 0%, 2009 (c)                                                       450,000             265,266
Rail Connections, Inc., MA Rev., 0%, 2009 (c)                                                       975,000             537,410
                                                                                                                ---------------
                                                                                                                $     1,038,926
-------------------------------------------------------------------------------------------------------------------------------
Sales & Excise Tax Revenue - 2.7%
-------------------------------------------------------------------------------------------------------------------------------
Illinois Sales Tax Rev., 0%, 2009                                                             $   8,965,000     $     8,034,074
Illinois Sales Tax Rev., 6.5%, 2022                                                               5,000,000           6,045,050
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., 6.25%, 2018                               4,580,000           5,288,434
Metropolitan Pier & Expo, IL, McCormick Place Expansion, MBIA, 5.25%, 2042                        3,120,000           3,294,283
Miami Dade County, FL, Transportation Systems, "N", XLCA, 5%, 2022                                3,870,000           4,120,002
Wyandotte County-Kansas City, KS, Sales Tax Second Lien Area B, 5%, 2020                          2,165,000           2,231,920
                                                                                                                ---------------
                                                                                                                $    29,013,763
-------------------------------------------------------------------------------------------------------------------------------
Single Family Housing - Local - 3.4%
-------------------------------------------------------------------------------------------------------------------------------
Calcasieu Parish, LA, Public Trust Authority, Single Family
Mortgage Rev., "A", GNMA, 6.05%, 2032                                                         $   1,725,000     $     1,842,404
California Rural Home Mortgage Finance Authority Rev., GNMA, 6.55%, 2030                            370,000             371,909
California Rural Home Mortgage Finance Authority Rev., GNMA, 7.3%, 2031                              60,000              60,842
Chicago, IL, Single Family Mortgage Rev., "B", GNMA, 6%, 2033                                       575,000             596,908
Chicago, IL, Single Family Mortgage Rev., "C", GNMA, 7.05%, 2030                                     30,000              29,991
Chicago, IL, Single Family Mortgage Rev., "C", GNMA, 7%, 2032                                        85,000              86,771
Chicago, IL, Single Family Mortgage Rev., "N", GNMA, 5.75%, 2042                                  4,000,000           4,334,960
Denver, CO, Single Family Mortgage Rev., GNMA, 7.3%, 2031                                            90,000              90,430
Escambia County, FL, Single Family Housing Rev., GNMA, 6.95%, 2024                                  225,000             227,981
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA, 6.625%, 2023                               460,000             471,523
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA, 7.5%, 2026                                 175,000             176,062
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA, 6.75%, 2030                                575,000             590,192
Lee County, FL, Housing Finance Authority Rev., "A", GNMA, 7%, 2031                                  80,000              80,456
Lubbock, TX, Housing Finance Corp. Rev., GNMA, 6.1%, 2030                                         1,445,000           1,475,345
Manatee County, FL, Housing Finance Mortgage Rev., Single
Family, Subordinated Series 3, GNMA, 6.5%, 2023                                                     145,000             148,655
Manatee County, FL, Housing Finance Mortgage Rev., Single
Family, Subordinated Series 3, GNMA, 5.3%, 2028                                                     755,000             760,247
Manatee County, FL, Housing Finance Mortgage Rev., Single
Family, Subordinated Series 3, GNMA, 5.4%, 2029                                                     265,000             273,769
Maricopa County, AZ, Single Family Mortgage Rev., "B", GNMA, 6.2%, 2034                             210,000             210,000
Nortex Housing Finance Corp., TX, Single Family Mortgage
Backed Securities Rev., "A", GNMA, 5.5%, 2038                                                     2,715,000           2,867,257
Permian Basin Housing Finance Corp., TX, Single Family
Mortgage Backed Securities (Mortgage Backed Project) "A", GNMA, 5.65%, 2038                       1,825,000           1,932,146
Pima County, AZ, Industrial Development Authority Rev., "B-1", GNMA, 7.05%, 2030                    325,000             327,200
Sedgwick & Shawnee Counties, KS, Mortgage Backed, "N", GNMA, 5.45%, 2038                          5,000,000           5,309,550
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 6.45%, 2029                 360,000             366,095
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 5.8%, 2036                2,145,000           2,346,351
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-1", GNMA, 6.875%, 2026              275,000             280,415
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-1", GNMA, 5.75%, 2037               665,000             721,246
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-3", GNMA, 6%, 2035                1,395,000           1,517,913
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-5", GNMA, 5.8%, 2027              1,010,000           1,069,620
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-5", GNMA, 5.7%, 2036              2,140,000           2,321,900
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-5", GNMA, 5.9%, 2037                500,000             546,750
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-6", GNMA, 5.65%, 2036             1,665,000           1,749,515
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "B", GNMA, 5.45%, 2027               1,235,000           1,311,829
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "B-2", GNMA, 6.45%, 2033             1,020,000           1,042,715
Sedgwick & Shawnee Counties, KS, Single Family Rev., "A-3", GNMA, 5.5%, 2037                      1,165,000           1,227,176
                                                                                                                ---------------
                                                                                                                $    36,766,123
-------------------------------------------------------------------------------------------------------------------------------
Single Family Housing - State - 3.7%
-------------------------------------------------------------------------------------------------------------------------------
Arkansas Finance Authority, Mortgage Backed Securities
Program, "B", GNMA, 4.45%, 2034                                                               $   1,105,000     $     1,105,276
California Housing Finance Agency Rev., Home Mortgage, FSA, 0%, 2019                             10,295,000           4,688,652
California Housing Finance Agency Rev., Home Mortgage, MBIA, 0%, 2028                             1,670,000             545,272
Colorado Housing & Finance Authority Rev., 6.05%, 2016                                              270,000             278,321
Colorado Housing & Finance Authority Rev., 7.45%, 2016                                              150,000             151,581
Colorado Housing & Finance Authority Rev., 6.8%, 2030                                               325,000             329,930
Colorado Housing & Finance Authority Rev., 7.25%, 2031                                              300,000             308,766
Colorado Housing & Finance Authority Rev., "A-1", 7.4%, 2027                                         60,000              61,826
Colorado Housing & Finance Authority Rev., "A-2", 7.15%, 2014                                        19,000              19,385
Colorado Housing & Finance Authority Rev., "A-2", AMBAC, 6.6%, 2028                                 885,000             922,055
Colorado Housing & Finance Authority Rev., "B-3", 6.55%, 2025                                       104,000             104,346
Colorado Housing & Finance Authority Rev., "C", 6.75%, 2021                                         155,000             160,174
Colorado Housing & Finance Authority Rev., "C-2", 5.9%, 2023                                        595,000             618,800
Colorado Housing & Finance Authority Rev., "C-2", FHA, 6.6%, 2032                                   520,000             533,874
Colorado Housing & Finance Authority Rev., Single Family Program, "C-2", 8.4%, 2021                 120,000             124,690
Delaware Housing Authority Rev. (Single Family), "C", 6.25%, 2037                                 2,000,000           2,183,660
Louisiana Housing Finance Agency, Single Family Mortgage Rev., "B-2", GNMA, 7.55%, 2031             235,000             241,843
Louisiana Housing Finance Agency, Single Family Mortgage Rev., GNMA, 6.4%, 2032                     445,000             448,983
Louisiana Housing Finance Agency, Single Family Mortgage Rev., GNMA, 6.375%, 2033                   750,000             758,085
Minnesota Housing Finance Agency Rev., Residential Housing Finance, "B", 4.8%, 2023                 910,000             911,856
Mississippi Home Corp. Rev., Single Family Rev., "A", GNMA, 6.1%, 2034                            2,595,000           2,684,813
Mississippi Home Corp. Rev., Single Family Rev., "F", GNMA, 7.55%, 2027                             226,000             238,545
Missouri Housing Development Commission, Single Family
Mortgage Rev. (Home Loan Program), "B", GNMA, 6.7%, 2030                                            780,000             801,778
Missouri Housing Development Commission, Single Family
Mortgage Rev. (Home Loan Program), GNMA, 7.45%, 2031                                                125,000             130,481
Missouri Housing Development Commission, Single Family
Mortgage Rev. (Home Loan Program), GNMA, 6.85%, 2032                                                275,000             283,074
Missouri Housing Development Commission, Single Family
Mortgage Rev. (Home Loan Program), GNMA, 6.75%, 2034                                                345,000             364,769
New Hampshire Housing Finance Authority Rev., 6.85%, 2030                                           630,000             634,410
New Hampshire Housing Finance Authority Rev., "B", 5.875%, 2030                                     350,000             351,617
New Hampshire Housing Finance Authority Rev., "B", 6.3%, 2031                                       265,000             266,322
New Mexico Mortgage Finance Authority Rev., 6.8%, 2031                                              625,000             635,063
New Mexico Mortgage Finance Authority Rev., "B-2", GNMA, 6.35%, 2033                                580,000             600,068
New Mexico Mortgage Finance Authority Rev., GNMA, 7.1%, 2030                                        210,000             213,007
New Mexico Mortgage Finance Authority Rev., GNMA, 6.25%, 2032                                     1,205,000           1,249,477
New Mexico Mortgage Finance Authority Rev., "N", GNMA, 5.95%, 2037                                1,560,000           1,685,096
North Dakota Housing Finance Agency Rev., Housing Finance, "A", 5%, 2033                          1,170,000           1,172,363
Ohio Housing Finance Agency Mortgage Rev., Residential
Mortgage Backed, "C", GNMA, 5.9%, 2035                                                            1,500,000           1,564,080
Oklahoma County Home Finance Mortgage Backed, "N", GNMA, 5.4%, 2038                               1,935,000           2,029,486
Oklahoma Housing Finance Agency Rev., 6.8%, 2016                                                    180,000             185,090
Oregon Health & Community Services (Single Family Mortgage), "B", 6.25%, 2031                     2,500,000           2,726,900
Texas Housing & Community Affairs, Residential Mortgage Rev., GNMA, 7.1%, 2021                    4,555,000           4,746,082
Vermont Housing Finance Agency Rev., FSA, 4.95%, 2032                                             1,740,000           1,752,389
Washington Housing Finance Commission Rev., Single Family Housing, GNMA, 5%, 2023                   530,000             536,270
                                                                                                                ---------------
                                                                                                                $    39,348,555
-------------------------------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 0.4%
-------------------------------------------------------------------------------------------------------------------------------
Central Wayne County, MI, Sanitation Rev., "VII", 4.75%, 2007                                 $     500,000     $       500,085
Delaware County, PA, Industrial Development Authority,
Resource Recovery Facilities Rev. (American Ref-Fuel Co.), "A", 6.2%, 2019                        1,250,000           1,302,375
Massachusetts Development Finance Agency Rev. (Ogden Haverhill Associates), 6.7%, 2014            2,400,000           2,618,496
                                                                                                                ---------------
                                                                                                                $     4,420,956
-------------------------------------------------------------------------------------------------------------------------------
State & Agency - Other - 0.5%
-------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (City University), 5.75%, 2013                              $   5,000,000     $     5,426,550
-------------------------------------------------------------------------------------------------------------------------------
State & Local Agencies - 9.5%
-------------------------------------------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6%, 2015                                        $   1,610,000     $     1,741,199
Alabama Building Renovation Authority, AMBAC, 6%, 2016                                            1,705,000           1,843,940
Allen County, IN, Jail Building Corp., First Mortgage, 5.75%, 2011 (c)                            2,750,000           3,011,828
Delaware Valley, PA, Regional Finance Authority, RITES, AMBAC, 8.878%, 2018 (v)                  16,250,000          19,788,275
Fayette County, GA (Criminal Justice Center), 6.25%, 2010 (c)                                     1,000,000           1,100,920
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement Rev., "A", FSA, 0% to 2010, 4.55% to 2022                                              3,415,000           2,860,848
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement Rev., "A-1", AMBAC, 0% to 2010, 4.6% to 2023                                             995,000             831,711
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement Rev., Enhanced, "A", 5%, 2045                                                          2,150,000           2,197,580
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement Rev., Enhanced, "B", 5.375%, 2010 (c)                                                  4,000,000           4,247,320
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement Rev., Enhanced, "B", 5.5%, 2013 (c)                                                    3,925,000           4,337,675
New Jersey Transportation Trust Fund Authority, Capital
Appreciation Transportation Systems, "C", AMBAC, 0%, 2028                                         3,820,000           1,393,154
New York Dormitory Authority Rev. "B", ETM, 6%, 2007                                              1,495,000           1,510,324
New York Dormitory Authority Rev. (Mental Health), 5.75%, 2007 (c)                                   10,000              10,294
New York Dormitory Authority Rev. (Mental Health Services), ETM, 6%, 2007 (c)                         5,000               5,054
New York Dormitory Authority Rev., Supported Debt (Mental Health), "A", 5.75%, 2010                 605,000             622,315
Palm Springs, CA, Finance Lease Rev. (Convention Center), "A", MBIA, 5.5%, 2035                   7,000,000           7,789,040
Pennsylvania Convention Center Authority Rev., FGIC, ETM, 6.7%, 2016 (c)                         26,195,000          30,297,399
Philadelphia, PA, Municipal Authority, MBIA, 5.4%, 2017                                           5,000,000           5,137,750
San Bernardino, CA, Joint Powers Financing Authority Lease
Rev. (California Department of Transportation), 5.5%, 2014                                       10,000,000          10,152,100
West Valley City, Utah Municipal Building Lease Rev., "A", AMBAC, 5.5%, 2027                      2,000,000           2,165,000
                                                                                                                ---------------
                                                                                                                $   101,043,726
-------------------------------------------------------------------------------------------------------------------------------
Student Loan Revenue - 0.5%
-------------------------------------------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Authority Rev., 5.8%, 2016                                   $   2,500,000     $     2,649,225
Arizona Student Loan Acquisition Authority Rev., 5.85%, 2017                                      2,800,000           2,968,644
                                                                                                                ---------------
                                                                                                                $     5,617,869
-------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 1.0%
-------------------------------------------------------------------------------------------------------------------------------
Illinois Dedicated Tax Rev. (Civic Center), AMBAC, 6.25%, 2011                                $   3,640,000     $     3,949,837
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.5%, 2024                            910,000             953,680
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.75%, 2029                         1,640,000           1,758,818
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.5%, 2031                            730,000             767,668
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.75%, 2034                         1,095,000           1,168,442
Virgin Islands Public Finance Authority Rev., "A", 5.5%, 2022                                     2,000,000           2,067,700
                                                                                                                ---------------
                                                                                                                $    10,666,145
-------------------------------------------------------------------------------------------------------------------------------
Tax Assessment - 0.2%
-------------------------------------------------------------------------------------------------------------------------------
Noblesville, IN, Redevelopment Authority Lease Rental, 5.25%, 2025                            $   1,545,000     $     1,635,444
-------------------------------------------------------------------------------------------------------------------------------
Tobacco - 2.0%
-------------------------------------------------------------------------------------------------------------------------------
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2027                                  $   2,030,000     $     2,167,045
California County, CA, Tobacco Securitization Agency, Capital
Appreciation Asset Backed (Gold Country), 0%, 2033                                                5,660,000           1,226,692
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, "A", 0%, 2050                       10,000,000             659,300
District of Columbia, Tobacco Settlement Financing Corp.,
Capital Appreciation, "A", 0%, 2046                                                               7,515,000             654,181
District of Columbia, Tobacco Settlement, 6.25%, 2024                                               955,000           1,011,908
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement, "A-1", 6.25%, 2033                                                                    2,800,000           3,074,876
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev.,
Asset Backed, "B", 5.3%, 2011 (c)                                                                 3,000,000           3,189,360
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev.,
Asset Backed, "B", 0% to 2007, 5.6% to 2034                                                       2,455,000           2,336,301
Louisiana Tobacco Settlement Authority, 5.5%, 2030                                                1,235,000           1,289,735
New Jersey Tobacco Settlement Authority, 5.75%, 2032                                              2,275,000           2,386,202
Northern Tobacco Securitization Corp., AK, Asset Backed, "A", 5%, 2046                            1,545,000           1,516,742
South Carolina Tobacco Settlement Authority, 6.375%, 2028                                         1,500,000           1,608,195
Washington Tobacco Settlement Authority, 6.5%, 2026                                                 155,000             169,899
                                                                                                                ---------------
                                                                                                                $    21,290,436
-------------------------------------------------------------------------------------------------------------------------------
Toll Roads - 1.4%
-------------------------------------------------------------------------------------------------------------------------------
E-470 Public Highway Authority Rev., Capital Appreciation "B", MBIA, 0%, 2010 (c)             $   5,000,000     $     2,803,250
Harris County, TX, Toll Road Subordinated Lien, 5%, 2024                                          3,860,000           3,916,472
New Jersey Turnpike Authority Rev., RITES, MBIA, 6.527%, 2020 (v)(z)                              5,000,000           5,553,400
Northwest Parkway Public Highway Authority Co. Rev., Capital
Appreciation "B", AMBAC, 0%, 2018                                                                 1,250,000             698,738
Northwest Parkway Public Highway Authority Co. Rev., Capital
Appreciation "B", AMBAC, 0%, 2019                                                                 2,000,000           1,047,580
Northwest Parkway Public Highway Authority Co. Rev., Capital
Appreciation "C", FSA, 0% to 2011, 5.35% to 2016                                                  1,000,000             879,470
                                                                                                                ---------------
                                                                                                                $    14,898,910
-------------------------------------------------------------------------------------------------------------------------------
Transportation - Special Tax - 3.6%
-------------------------------------------------------------------------------------------------------------------------------
Jacksonville, FL, Transportation Authority, ETM, 9.2%, 2015(c)                                $   2,000,000     $     2,575,260
Metropolitan, NY, Transportation Authority Rev., "A", FSA, 5%, 2030                               2,750,000           2,858,048
Metropolitan, NY, Transportation Authority Rev., AMBAC, 5%, 2030                                  5,000,000           5,193,850
Metropolitan, NY, Transportation Authority Rev., ETM, 5.75%, 2013 (c)                             5,600,000           6,062,448
New Jersey Economic Development Authority Rev., Transportation
Project Sublease "A", FSA, 6%, 2009 (c)                                                           1,325,000           1,405,732
New Jersey Transportation Trust Fund Authority Rev., ROLS, FSA, 7.413%, 2011 (v)(z)               7,500,000           8,819,700
New Jersey Transportation Trust Fund Authority Rev.,
Transportation Systems "B", 5.25%, 2007 (c)                                                       8,500,000           8,775,740
New York Thruway Authority Service Contract Rev., 5.25%, 2013                                     2,420,000           2,490,374
                                                                                                                ---------------
                                                                                                                $    38,181,152
-------------------------------------------------------------------------------------------------------------------------------
Universities - Colleges - 5.1%
-------------------------------------------------------------------------------------------------------------------------------
Arkansas Technical University Rev., Housing Systems, "N", AMBAC, 5%, 2036                     $     575,000     $       601,743
College of Charleston, SC, Academic & Administrative
Facilities Rev., "B", XLCA, 5.125%, 2034                                                          2,400,000           2,531,448
Illinois Finance Authority Rev. (University of Chicago), "A", 5%, 2034                              785,000             815,301
Los Angeles, CA, Community College "B", FSA, 5%, 2027                                             5,000,000           5,255,700
Massachusetts Development Finance Agency Rev. (Boston University), XLCA, 6%, 2059                 4,975,000           6,070,346
Massachusetts Development Finance Agency Rev. (Massachusetts
College of Pharmacy), ETM, 6.625%, 2010 (c)                                                         350,000             386,050
Massachusetts Health & Educational Facilities Authority Rev
(Harvard University), RITES, 8.244%, 2020 (v)(z)                                                  8,410,000          12,402,900
Ohio Higher Educational Facilities Rev. (Mt. Union College Project), 5%, 2031                       700,000             721,770
Ohio State University, 6%, 2009 (c)                                                                 500,000             540,450
Oregon Facilities Authority Rev. (Linfield College), "A", 5%, 2030                                  605,000             618,703
Rhode Island, Health & Educational Building Corp. (Rhode
Island School of Design), "D", XLCA, 5.5%, 2035                                                   9,140,000           9,980,240
San Mateo County, CA (Community College District, 2005
Election), "A", MBIA, 0%, 2026                                                                    5,100,000           2,047,038
Texas A&M University, Permanent University Fund, "A", 0%, 2007                                    6,695,000           6,496,359
University of Akron, OH, General Receipts, FGIC, 6%, 2010 (c)                                     1,000,000           1,083,610
University of Arkansas, University Rev. (UAMS Campus), "B", MBIA, 5%, 2034                          810,000             844,636
University of Hawaii, University Systems Rev., "A", FGIC, 5.5%, 2029                              3,500,000           3,772,895
University of New Mexico, MBIA, 5.75%, 2010 (c)                                                     500,000             537,415
                                                                                                                ---------------
                                                                                                                $    54,706,604
-------------------------------------------------------------------------------------------------------------------------------
Universities - Dormitories - 0.1%
-------------------------------------------------------------------------------------------------------------------------------
Georgia Private College & University Authority Rev. (Mercer
Housing Corp.), "A", 6%, 2021                                                                 $   1,000,000     $     1,062,700
-------------------------------------------------------------------------------------------------------------------------------
Universities - Secondary Schools - 1.1%
-------------------------------------------------------------------------------------------------------------------------------
Clark County, NV, Economic Development Rev. (Alexander Dawson School), 5.5%, 2009 (c)         $   6,000,000     $     6,340,980
District of Columbia Rev. (Gonzaga College High School), FSA, 5.25%, 2032                         3,500,000           3,702,230
Maine Finance Authority (Waynflete School), 6.5%, 2024                                            1,500,000           1,603,185
                                                                                                                ---------------
                                                                                                                $    11,646,395
-------------------------------------------------------------------------------------------------------------------------------
Utilities - Investor Owned - 1.7%
-------------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), 5.8%, 2022                $   4,880,000     $     4,932,704
Forsyth, MT, Pollution Control Rev. (Northwestern Corp.), AMBAC, 4.65%, 2023                      2,285,000           2,328,529
Lehigh County, PA, Industrial Development Authority Pollution
Control Rev. (PPL Electric Utilities Corp.), "A", FGIC, 4.7%, 2029                                1,180,000           1,205,677
Michigan Strategic Fund, Limited Obligation Rev. (Detroit Edison), MBIA, 7%, 2008                 3,000,000           3,178,260
New Hampshire Industrial Development Authority, Pollution
Control Rev. (Connecticut Light & Power), 5.9%, 2016                                              3,500,000           3,562,440
New Hampshire Industrial Development Authority, Pollution
Control Rev. (Connecticut Light & Power), 5.9%, 2018                                              1,000,000           1,052,700
Sabine River Authority, TX, Pollution (TXU Electric Co.), 5.75%, 2030                             1,500,000           1,587,900
                                                                                                                ---------------
                                                                                                                $    17,848,210
-------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 13.0%
-------------------------------------------------------------------------------------------------------------------------------
Austin, TX, Utility Systems Rev., AMBAC, 6.75%, 2012                                          $   2,500,000     $     2,895,850
Easley, SC, Utility Rev., Refunding & Improvement, FSA, 5%, 2034                                  1,090,000           1,145,884
Georgia Municipal Electric Authority Power Rev., AMBAC, 6.5%, 2014 (c)                              145,000             171,983
Georgia Municipal Electric Authority Power Rev., AMBAC, 6.5%, 2017                                8,000,000           9,494,720
Georgia Municipal Electric Authority Power Rev., AMBAC, ETM, 6.5%, 2017 (c)                         365,000             432,959
Hawaii Department Budget & Finance Rev., "B" (Electric Co. & Subsidiary), XLCA, 5%, 2022          4,000,000           4,135,520
Intermountain Power Agency, UT, "A", AMBAC, 6%, 2009 (c)                                          9,000,000           9,581,130
Intermountain Power Agency, UT, "A", ETM, 6.15%, 2014 (c)                                        28,220,000          29,288,974
Intermountain Power Agency, UT, Rev., "A", 6.15%, 2014                                              230,000             234,775
Mercer County, ND, Pollution Control Rev. (Antelope Valley
Station), AMBAC, 7.2%, 2013                                                                       4,000,000           4,565,440
North Carolina Eastern Municipal Power "A", MBIA, 5.7%, 2013                                      7,000,000           7,183,330
North Carolina Eastern Municipal Power "A", MBIA,
5.625%, 2014                                                                                      7,735,000           7,935,723
North Carolina Eastern Municipal Power "A", MBIA, 6.5%, 2018                                      9,250,000          11,271,958
North Carolina Municipal Power Agency, Catawba Electric Rev.,
6.375%, 2013                                                                                      1,500,000           1,630,080
North Carolina Municipal Power Agency, Catawba Electric Rev.,
ROLS, MBIA, 6.896%, 2019 (v)(z)                                                                   3,500,000           4,008,200
Northern California Transmission Agency, MBIA, 7%, 2013                                           4,000,000           4,638,200
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021                                           4,150,000           5,093,627
Puerto Rico Electric Power Authority, RITES, FSA, 6.287%, 2015 (v)(z)                             2,500,000           2,642,700
Puerto Rico Electric Power Authority, RITES, FSA, 6.287%, 2016 (v)(z)                             3,000,000           3,171,240
San Antonio, TX, Electric & Gas, "A", 5%, 2025                                                    1,000,000           1,051,770
South Carolina Public Service Authority, "B", FSA, 5.125%, 2037                                   8,500,000           8,842,040
Southern California Public Power Authority Rev. (Magnolia Power), AMBAC, 5%, 2036                 4,200,000           4,362,372
Washington Public Power Supply System Rev. (Nuclear Project #1), FSA, 5.125%, 2014                8,000,000           8,247,360
Washington Public Power Supply System Rev. (Nuclear Project #3), 7.125%, 2016                     5,145,000           6,430,170
                                                                                                                ---------------
                                                                                                                $   138,456,005
-------------------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 0.5%
-------------------------------------------------------------------------------------------------------------------------------
Forsyth County, GA, Water & Sewer Authority Rev., 6.25%, 2010 (c)                             $   1,000,000     $     1,095,390
Forsyth County, GA, Water & Sewer Authority Rev., 6.25%, 2010 (c)                                 1,055,000           1,155,636
Spartanburg, SC, Water & Sewer Authority Rev., "B", MBIA, 5.25%, 2030                               920,000             985,154
West Virginia Water Development Authority Loan Program, "B", AMBAC, 4.75%, 2035                     390,000             396,642
West Wilson Utility District, TN, Waterworks Rev., MBIA, 5.25%, 2030                              1,730,000           1,848,816
                                                                                                                ---------------
                                                                                                                $     5,481,638
-------------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $975,244,874)                                                           $ 1,049,987,038
-------------------------------------------------------------------------------------------------------------------------------


Floating Rate Demand Notes - 0.2%
-------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev
(Presbyterian University Hospital), "B", 3.45%, due 9/07/06                                   $     150,000     $       150,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobile Corp.), 3.5%, due 9/01/06                  900,000             900,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobile Corp.), 3.59%, due 9/01/06                 600,000             600,000
Oklahoma Industries Authority, Health System Rev. (Integris
Baptist Medical Center), "B", 3.6%, due 9/01/06                                                     695,000             695,000
South Blount County, TN, Utility District Rev., 3.61%, due 9/01/06                                  200,000             200,000
State of Oregon, 3.43%, due 9/06/06                                                                 100,000             100,000
-------------------------------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES (IDENTIFIED COST, $2,645,000)                                                  $     2,645,000
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $977,889,874) (k)                                                           $ 1,052,632,038
-------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 1.4%                                                                                14,553,181
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                             $ 1,067,185,219
-------------------------------------------------------------------------------------------------------------------------------

SWAP AGREEMENTS AT 8/31/06
                                                                                                        UNREALIZED
                           NOTIONAL                             CASH FLOWS            CASH FLOWS       APPRECIATION
EXPIRATION                  AMOUNT         COUNTERPARTY           TO PAY              TO RECEIVE      (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------
INTEREST RATE
       12/1/07          USD 27,000,000     Merrill Lynch    2.795% (fixed rate)       7-Day BMA             $303,847
       12/6/16          USD 15,000,000     Merrill Lynch    5.569% (fixed rate)     3-Month LIBOR           (321,736)
       8/29/19          USD 15,000,000     Merrill Lynch    4.012% (fixed rate)       7-Day BMA              (57,806)
--------------------------------------------------------------------------------------------------------------------
                                                                                                            $(75,695)
--------------------------------------------------------------------------------------------------------------------

At August 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,408,602, representing 0.2% of net assets.
(c) Refunded bond.
(k) As of August 31, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $1,049,987,038 and 99.75% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(v) Inverse floating rate security.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                              ACQUISITION     ACQUISITION             CURRENT      TOTAL % OF
RESTRICTED SECURITIES                                DATE            COST        MARKET VALUE      NET ASSETS
---------------------------------------------------------------------------------------------------------------

Chicago, IL, Board of Education,
RITES, FGIC, 6.231%, 2019                          2/9/00      $3,984,600         $ 6,165,100

Chicago, IL, O'Hare International
Airport Rev., RITES, FSA, 7.185%, 2022            8/21/03       2,665,850           2,977,100

Chicago, IL, O'Hare International
Airport Rev., RITES, XLCA, 7.685%, 2011           8/21/03       3,278,220           3,674,100

Chicago, IL, RITES, AMBAC, 6.765%,2018            3/20/00       5,699,046           7,288,034

Commonwealth of Massachusetts,
ROLS, 7.149%, 2017                                8/28/01       3,194,941           3,317,835

Commonwealth of Puerto Rico, ROLS,
XLCA, 7.353%, 2017                               10/22/01       1,392,374           1,465,629

Denver, CO, City & County Airport
Rev., RITES, AMBAC, 8.28%, 2017                   8/28/00       2,683,700           2,910,150

Massachusetts Health & Educational
Facilities Authority Rev. (Harvard
University), RITES, 8.244%, 2020                  11/8/99       9,595,810          12,402,900

New Jersey Transportation Trust Fund
Authority Rev., ROLS, FSA, 7.413%, 2011            1/7/02       8,749,200           8,819,700

New Jersey Turnpike Authority
Rev., RITES, MBIA, 6.527%, 2020                   4/19/00       4,637,900           5,553,400

North Carolina Municipal Power
Agency, Catawba Electric Rev., ROLS,
MBIA, 6.896%, 2019                                 3/3/03       4,008,620           4,008,200

Puerto Rico Electric Power
Authority, RITES, FSA, 6.287%, 2015               9/16/99       2,441,250           2,642,700

Puerto Rico Electric Power
Authority, RITES, FSA, 6.287%, 2016               9/16/99       2,854,200           3,171,240

State of California, RITES, 6.717%, 2012          11/8/99       6,136,636           6,573,862

State of California, RITES, XLCA,
7.242%, 2017                                       1/3/00       7,003,975           7,918,350
---------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                       $78,888,300            7.4%

The following abbreviations are used in this report and are defined:

BMA    Bond Market Assn.
ETM    Escrowed to Maturity
LIBOR  London Interbank Offered Rate

Insurers
-------------------------------------------------------------------------------------------------------
AMBAC  AMBAC Indemnity Corp.
FGIC   Financial Guaranty Insurance Co.
FHA    Federal Housing Administration
FNMA   Federal National Mortgage Assn.
FSA    Financial Security Assurance, Inc.
GNMA   Government National Mortgage Assn.
MBIA   MBIA Insurance Corp.
PSF    Permanent School Fund
XLCA   XL Capital Insurance Co.

Inverse Floaters
-------------------------------------------------------------------------------------------------------
RITES  Residual Interest Tax-Exempt Security
ROLS   Reset Option Longs

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 8/31/06

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $977,889,874)            $1,052,632,038
Cash                                                                     90,792
Receivable for investments sold                                       4,725,839
Receivable for fund shares sold                                         343,708
Interest receivable                                                  13,048,642
Unrealized appreciation on interest rate swap agreements                303,847
Other assets                                                              5,715
-------------------------------------------------------------------------------------------------------
Total assets                                                                             $1,071,150,581
-------------------------------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------------------------------------------------
Distributions payable                                                $1,642,482
Payable for investments purchased                                       481,941
Payable for fund shares reacquired                                    1,215,418
Unrealized depreciation on interest rate swap agreements                379,542
Payable to affiliates
  Management fee                                                         17,503
  Shareholder servicing costs                                            37,550
  Distribution and service fees                                           3,250
  Administrative services fee                                             1,060
Payable for independent trustees' compensation                           63,028
Accrued expenses and other liabilities                                  123,588
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                            $3,965,362
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $1,067,185,219
-------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                    $984,874,509
Unrealized appreciation (depreciation) on investments                74,666,469
Accumulated net realized gain (loss) on investments                   7,813,435
Accumulated distributions in excess of net investment income           (169,194)
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $1,067,185,219
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   101,442,487
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                     $1,023,965,064
  Shares outstanding                                                 97,329,846
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $10.52
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25Xnet asset value per
  share)                                                                                         $11.04
-------------------------------------------------------------------------------------------------------

Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $43,220,155
  Shares outstanding                                                  4,112,641
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $10.51
-------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.
A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Year ended 8/31/06

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
Interest income                                                                             $59,642,676
-------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                       $4,385,408
  Distribution and service fees                                           372,017
  Shareholder servicing costs                                           1,353,274
  Administrative services fee                                             151,820
  Independent trustees' compensation                                       34,380
  Custodian fee                                                           250,236
  Shareholder communications                                               52,999
  Auditing fees                                                            46,497
  Legal fees                                                               25,332
  Miscellaneous                                                           182,458
-------------------------------------------------------------------------------------------------------
Total expenses                                                                               $6,854,421
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    (80,838)
  Reduction of expenses by investment adviser                          (1,102,464)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                 $5,671,119
-------------------------------------------------------------------------------------------------------
Net investment income                                                                       $53,971,557
-------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                              $4,191,542
  Swap transactions                                                     3,385,292
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                      $7,576,834
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                        $(29,810,481)
  Swap transactions                                                      (419,049)
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                                  $(30,229,530)
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                     $(22,652,696)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                        $31,318,861
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                            YEARS ENDED 8/31
                                                                 --------------------------------------
                                                                        2006                       2005

CHANGE IN NET ASSETS

FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                            $53,971,557                $57,258,311
Net realized gain (loss) on investments                            7,576,834                  4,757,722
Net unrealized gain (loss) on investments                        (30,229,530)                (9,297,682)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                             $31,318,861                $52,718,351
-------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                       $(51,235,558)              $(54,516,326)
  Class B                                                         (2,015,747)                (2,513,041)
From net realized gain on investments
  Class A                                                         (4,372,165)                        --
  Class B                                                           (211,792)                        --
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(57,835,262)              $(57,029,367)
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions               $(59,309,355)              $(56,942,049)
-------------------------------------------------------------------------------------------------------
Redemption fees                                                          $--                        $43
-------------------------------------------------------------------------------------------------------
Total change in net assets                                      $(85,825,756)              $(61,253,022)
-------------------------------------------------------------------------------------------------------

NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                         1,153,010,975              1,214,263,997
At end of period (including accumulated distributions in
excess of net investment income of $169,194 and $525,357,
respectively)                                                 $1,067,185,219             $1,153,010,975
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

CLASS A                                                                  YEARS ENDED 8/31
                                         ---------------------------------------------------------------------------------
                                                 2006              2005              2004             2003            2002

Net asset value, beginning of period           $10.77            $10.81            $10.64           $10.87          $10.77
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                     $0.52             $0.52             $0.53            $0.52           $0.53
  Net realized and unrealized gain
  (loss) on investments                         (0.21)            (0.04)             0.17            (0.22)           0.10
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                $0.31             $0.48             $0.70            $0.30           $0.63
--------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net investment income                   $(0.52)           $(0.52)           $(0.53)          $(0.53)         $(0.53)
  From net realized gain on investments         (0.04)               --                --               --              --
--------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                   $(0.56)           $(0.52)           $(0.53)          $(0.53)         $(0.53)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $10.52            $10.77            $10.81           $10.64          $10.87
--------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                       2.99              4.58              6.70             2.80            6.17
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)           0.59              0.59              0.58             0.59            0.59
Expenses after expense reductions (f)            0.49              0.49              0.53              N/A             N/A
Net investment income                            4.96              4.87              4.92             4.76            5.01
Portfolio turnover                                 12                 9                 9               13              14
Net assets at end of period
(000 Omitted)                              $1,023,965        $1,097,308        $1,147,174       $1,290,801      $1,308,191
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B                                                                    YEARS ENDED 8/31
                                             -----------------------------------------------------------------------------
                                                    2006             2005             2004             2003           2002

Net asset value, beginning of period              $10.76           $10.80           $10.63           $10.86         $10.76
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                        $0.44            $0.44            $0.45            $0.43          $0.45
  Net realized and unrealized gain (loss)
  on investments                                   (0.21)           (0.04)            0.16            (0.22)          0.10
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $0.23            $0.40            $0.61            $0.21          $0.55
--------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net investment income                      $(0.44)          $(0.44)          $(0.44)          $(0.44)        $(0.45)
  From net realized gain on investments            (0.04)              --               --               --             --
--------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                      $(0.48)          $(0.44)          $(0.44)          $(0.44)        $(0.45)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $10.51           $10.76           $10.80           $10.63         $10.86
--------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                          2.21             3.80             5.86             1.96           5.33
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)              1.35             1.36             1.36             1.39           1.39
Expenses after expense reductions (f)               1.25             1.26             1.31              N/A            N/A
Net investment income                               4.20             4.10             4.12             3.96           4.20
Portfolio turnover                                    12                9                9               13             14
Net assets at end of period (000 Omitted)        $43,220          $55,703          $66,927          $82,029        $83,990
--------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Municipal Bond Fund (the fund) is a series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, the security could decline in value, interest from the security could become taxable and the fund may be required to issue Forms 1099-DIV.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Swaps are generally valued at a broker-dealer bid quotation. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include swap agreements.

SWAP AGREEMENTS - The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market movement of the underlying instrument. All swap agreements entered into by the fund with the same counterparty are generally governed by a single master agreement, which provides for the netting of all amounts owed by the parties under the agreement upon the occurrence of an event of default, thereby reducing the credit risk to which such party is exposed.

INTEREST RATE SWAP AGREEMENTS - Interest rate swap agreements involve the periodic exchange of cash flows, such as the exchange of fixed rate interest payments for floating rate interest payments based on a notional principal amount. The interest rates may be based on a specific financial index or the exchange of two distinct floating rate payments. The fund may enter into an interest rate swap in order to manage its exposure to interest and foreign exchange fluctuations.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A and Class B shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund no longer charges a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in-capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended August 31, 2006, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions declared to shareholders is as follows:

                                                         8/31/06         8/31/05

Ordinary income (including any short-term
  capital gains)                                        $234,209             $--
Tax-exempt income                                     53,251,305      57,029,367
Long-term capital gain                                 4,349,748              --
--------------------------------------------------------------------------------
Total distributions                                  $57,835,262     $57,029,367

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 8/31/06

          Cost of investments                           $976,075,306
          ----------------------------------------------------------
          Gross appreciation                             $77,404,195
          Gross depreciation                                (847,463)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)     $76,556,732
          Undistributed ordinary income                    3,011,042
          Undistributed tax-exempt income                  4,159,432
          Undistributed long-term capital gain             3,044,715
          Other temporary differences                     (4,461,211)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has recently begun to evaluate the application of the Interpretation to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the fund financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

          First $1.3 billion of average daily net assets        0.40%
          Next $0.7 billion of average daily net assets         0.37%
          Average daily net assets in excess of $2 billion      0.35%

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.30% of the fund's average daily net assets for the period March 1, 2004 through February 28, 2009. For the year ended August 31, 2006, this waiver amounted to $1,096,352 and is reflected as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the year ended August 31, 2006 was equivalent to an annual effective rate of 0.30% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $89,732 for the year ended August 31, 2006, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:

                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE            PLAN(d)           RATE(e)                 FEE

Class B                             0.75%              0.25%              1.00%             0.76%            $372,017

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the year ended August
    31, 2006 based on each class' average daily net assets. For one year from the date of sale of Class B shares, assets attributable to such Class B shares are subject to the 0.25% annual Class B service fee. Otherwise, the service fee is not currently in effect, but may be implemented on such date as the fund's Board of Trustees may determine.

Certain Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended August 31, 2006, were as follows:

                                                        AMOUNT

              Class A                                    $1,670
              Class B                                   $79,571

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended August 31, 2006, the fee was $1,070,021, which equated to 0.0976% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the year ended August 31, 2006, these costs amounted to $68,614. The fund may also pay shareholder servicing related costs to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the fund's annual fixed amount was $10,000. Effective April 1, 2006, the fund's annual fixed amount is $17,500.

The administrative services fee incurred for the year ended August 31, 2006 was equivalent to an annual effective rate of 0.0139% of the fund average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired Independent Trustees which resulted in a pension expense of $6,350. This amount is included in Independent trustees' compensation for the year ended August 31, 2006. The deferred liability for retirement benefits payable to certain retired Trustees amounted to $62,738 at August 31, 2006, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended August 31, 2006, the fee paid to Tarantino LLC was $7,445. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $6,112, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $133,761,995 and $190,322,859, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                    YEAR ENDED                        YEAR ENDED
                                                     8/31/06                           8/31/05
                                             SHARES           AMOUNT           SHARES           AMOUNT
Shares sold
  Class A                                    4,431,648       $46,577,608       4,404,018       $47,463,563
  Class B                                      279,641         2,936,579         307,613         3,311,915
-----------------------------------------------------------------------------------------------------------
                                             4,711,289       $49,514,187       4,711,631       $50,775,478

Shares issued to shareholders in
reinvestment of distributions
  Class A                                    3,283,252       $34,528,092       3,322,645       $35,816,800
  Class B                                      126,124         1,325,579         150,778         1,623,966
-----------------------------------------------------------------------------------------------------------
                                             3,409,376       $35,853,671       3,473,423       $37,440,766

Shares reacquired
  Class A                                  (12,282,330)    $(129,197,060)    (11,994,507)    $(129,215,384)
  Class B                                   (1,471,401)      (15,480,153)     (1,480,231)      (15,942,909)
-----------------------------------------------------------------------------------------------------------
                                           (13,753,731)    $(144,677,213)    (13,474,738)    $(145,158,293)

Net change
  Class A                                   (4,567,430)     $(48,091,360)     (4,267,844)     $(45,935,021)
  Class B                                   (1,065,636)      (11,217,995)     (1,021,840)      (11,007,028)
-----------------------------------------------------------------------------------------------------------
                                            (5,633,066)     $(59,309,355)     (5,289,684)     $(56,942,049)

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other affiliated funds have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the year ended August 31, 2006, the fund's commitment fee and interest expense were $7,249 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7) CONCENTRATION OF CREDIT RISK

At August 31, 2006, 72.56% of securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 19.69% of total investments.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To The Trustees of MFS Series Trust IV and the Shareholders of MFS Municipal Bond Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Municipal Bond Fund (one of the portfolios comprising MFS Series Trust IV) (the "Trust") as of August 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS Municipal Bond Fund as of August 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
October 20, 2006

TRUSTEES AND OFFICERS --
IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of October 1, 2006, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each
Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                             PRINCIPAL OCCUPATIONS DURING
                                  POSITION(s) HELD     TRUSTEE/OFFICER          THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                   WITH FUND            SINCE(h)             OTHER DIRECTORSHIPS(j)
-------------------               ----------------     ---------------       ----------------------------
INTERESTED TRUSTEES
Robert J. Manning(k)             Trustee              February 2004       Massachusetts Financial Services
(born 10/20/63)                                                           Company, Chief Executive Officer,
                                                                          President, Chief Investment
                                                                          Officer and Director

Robert C. Pozen(k)               Trustee              February 2004       Massachusetts Financial Services
(born 8/08/46)                                                            Company, Chairman (since February
                                                                          2004); Secretary of Economic
                                                                          Affairs, The Commonwealth of
                                                                          Massachusetts (January 2002 to
                                                                          December 2002); Fidelity
                                                                          Investments, Vice Chairman (June
                                                                          2000 to December 2001); Fidelity
                                                                          Management & Research Company
                                                                          (investment adviser), President
                                                                          (March 1997 to July 2001); Bell
                                                                          Canada Enterprises
                                                                          (telecommunications), Director;
                                                                          Medtronic, Inc. (medical
                                                                          technology), Director; Telesat
                                                                          (satellite communications),
                                                                          Director

INDEPENDENT TRUSTEES
J. Atwood Ives                   Trustee and Chair    February 1992       Private investor; Eastern
(born 5/01/36)                   of Trustees                              Enterprises (diversified services
                                                                          company), Chairman, Trustee and
                                                                          Chief Executive Officer (until
                                                                          November 2000)

Robert E. Butler(n)              Trustee              January 2006        Consultant - regulatory and
(born 11/29/41)                                                           compliance matters (since July
                                                                          2002); PricewaterhouseCoopers LLP
                                                                          (professional services firm),
                                                                          Partner (November 2000 until June
                                                                          2002)

Lawrence H. Cohn, M.D.           Trustee              August 1993         Brigham and Women's Hospital,
(born 3/11/37)                                                            Senior Cardiac Surgeon, Chief of
                                                                          Cardiac Surgery (until 2005);
                                                                          Harvard Medical School, Professor
                                                                          of Surgery; Brigham and Women's
                                                                          Hospital Physicians' Organization,
                                                                          Chair (2000 to 2004)

David H. Gunning                 Trustee              January 2004        Cleveland-Cliffs Inc. (mining
(born 5/30/42)                                                            products and service provider),
                                                                          Vice Chairman/Director (since
                                                                          April 2001); Encinitos Ventures
                                                                          (private investment company),
                                                                          Principal (1997 to April 2001);
                                                                          Lincoln Electric Holdings, Inc.
                                                                          (welding equipment manufacturer),
                                                                          Director

William R. Gutow                 Trustee              December 1993       Private investor and real estate
(born 9/27/41)                                                            consultant; Capitol Entertainment
                                                                          Management Company (video
                                                                          franchise), Vice Chairman

Michael Hegarty                  Trustee              December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                           services and insurance), Vice
                                                                          Chairman and Chief Operating
                                                                          Officer (until May 2001); The
                                                                          Equitable Life Assurance Society
                                                                          (insurance), President and Chief
                                                                          Operating Officer (until May 2001)

Lawrence T. Perera               Trustee              July 1981           Hemenway & Barnes (attorneys),
(born 6/23/35)                                                            Partner

J. Dale Sherratt                 Trustee              August 1993         Insight Resources, Inc.
(born 9/23/38)                                                            (acquisition planning
                                                                          specialists), President; Wellfleet
                                                                          Investments (investor in health
                                                                          care companies), Managing General
                                                                          Partner (since 1993); Cambridge
                                                                          Nutraceuticals (professional
                                                                          nutritional products), Chief
                                                                          Executive Officer (until May 2001)

Laurie J. Thomsen                Trustee              March 2005          Private investor; Prism Venture
(born 8/05/57)                                                            Partners (venture capital), Co-
                                                                          founder and General Partner (until
                                                                          June 2004); St. Paul Travelers
                                                                          Companies (commercial property
                                                                          liability insurance), Director

Robert W. Uek                    Trustee              January 2006        Retired (since 1999);
(born 5/18/41)                                                            PricewaterhouseCoopers LLP
                                                                          (professional services firm),
                                                                          Partner (until 1999); Consultant
                                                                          to investment company industry
                                                                          (since 2000); TT International
                                                                          Funds (mutual fund complex),
                                                                          Trustee (2000 until 2005);
                                                                          Hillview Investment Trust II Funds
                                                                          (mutual fund complex), Trustee
                                                                          (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)                President            November 2005       Massachusetts Financial Services
(born 12/01/58)                                                           Company, Executive Vice President
                                                                          and Chief Regulatory Officer
                                                                          (since March 2004); Fidelity
                                                                          Management & Research Company,
                                                                          Vice President (prior to March
                                                                          2004); Fidelity Group of Funds,
                                                                          President and Treasurer (prior to
                                                                          March 2004)

Tracy Atkinson(k)                Treasurer            September 2005      Massachusetts Financial Services
(born 12/30/64)                                                           Company, Senior Vice President
                                                                          (since September 2004);
                                                                          PricewaterhouseCoopers LLP,
                                                                          Partner (prior to September 2004)

Christopher R. Bohane(k)         Assistant Secretary  July 2005           Massachusetts Financial Services
(born 1/18/74)                   and Assistant Clerk                      Company, Vice President and Senior
                                                                          Counsel (since April 2003);
                                                                          Kirkpatrick & Lockhart LLP (law
                                                                          firm), Associate (prior to April
                                                                          2003)

Ethan D. Corey(k)                Assistant Secretary  July 2005           Massachusetts Financial Services
(born 11/21/63)                  and Assistant Clerk                      Company, Special Counsel (since
                                                                          December 2004); Dechert LLP (law
                                                                          firm), Counsel (prior to December
                                                                          2004)

David L. DiLorenzo(k)            Assistant Treasurer  July 2005           Massachusetts Financial Services
(born 8/10/68)                                                            Company, Vice President (since
                                                                          June 2005); JP Morgan Investor
                                                                          Services, Vice President (prior to
                                                                          June 2005)

Timothy M. Fagan(k)              Assistant Secretary  September 2005      Massachusetts Financial Services
(born 7/10/68)                   and Assistant Clerk                      Company, Vice President and Senior
                                                                          Counsel (since September 2005);
                                                                          John Hancock Advisers, LLC, Vice
                                                                          President and Chief Compliance
                                                                          Officer (September 2004 to August
                                                                          2005), Senior Attorney (prior to
                                                                          September 2004); John Hancock
                                                                          Group of Funds, Vice President and
                                                                          Chief Compliance Officer
                                                                          (September 2004 to December 2004)

Mark D. Fischer(k)               Assistant Treasurer  July 2005           Massachusetts Financial Services
(born 10/27/70)                                                           Company, Vice President (since May
                                                                          2005); JP Morgan Investment
                                                                          Management Company, Vice President
                                                                          (prior to May 2005)

Brian E. Langenfeld(k)           Assistant Secretary  June 2006           Massachusetts Financial Services
(born 3/07/73)                   and Assistant Clerk                      Company, Assistant Vice President
                                                                          and Counsel (since May 2006); John
                                                                          Hancock Advisers, LLC, Assistant
                                                                          Vice President and Counsel (May
                                                                          2005 to April 2006); John Hancock
                                                                          Advisers, LLC, Attorney and
                                                                          Assistant Secretary (prior to May
                                                                          2005)

Ellen Moynihan(k)                Assistant Treasurer  April 1997          Massachusetts Financial Services
(born 11/13/57)                                                           Company, Senior Vice President

Susan S. Newton(k)               Assistant Secretary  May 2005            Massachusetts Financial Services
(born 3/07/50)                   and Assistant Clerk                      Company, Senior Vice President and
                                                                          Associate General Counsel (since
                                                                          April 2005); John Hancock
                                                                          Advisers, LLC, Senior Vice
                                                                          President, Secretary and Chief
                                                                          Legal Officer (prior to April
                                                                          2005); John Hancock Group of
                                                                          Funds, Senior Vice President,
                                                                          Secretary and Chief Legal Officer
                                                                          (prior to April 2005)

Susan A. Pereira(k)              Assistant Secretary  July 2005           Massachusetts Financial Services
(born 11/05/70)                  and Assistant Clerk                      Company, Vice President and Senior
                                                                          Counsel (since June 2004); Bingham
                                                                          McCutchen LLP (law firm),
                                                                          Associate (prior to June 2004)

Mark N. Polebaum(k)              Secretary and Clerk  January 2006        Massachusetts Financial Services
(born 5/01/52)                                                            Company, Executive Vice President,
                                                                          General Counsel and Secretary
                                                                          (since January 2006); Wilmer
                                                                          Cutler Pickering Hale and Dorr LLP
                                                                          (law firm), Partner (prior to
                                                                          January 2006)

Frank L. Tarantino               Independent Chief    June 2004           Tarantino LLC (provider of
(born 3/07/44)                   Compliance Officer                       compliance services), Principal
                                                                          (since June 2004); CRA Business
                                                                          Strategies Group (consulting
                                                                          services), Executive Vice
                                                                          President (April 2003 to June
                                                                          2004); David L. Babson & Co.
                                                                          (investment adviser), Managing
                                                                          Director, Chief Administrative
                                                                          Officer and Director (prior to
                                                                          March 2003)

James O. Yost(k)                 Assistant Treasurer  September 1990      Massachusetts Financial Services
(born 6/12/60)                                                            Company, Senior Vice President

------------
(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of $351,119.29.

The Trust held a shareholders' meeting in 2005 to elect Trustees, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Sherratt and Uek and Ms. Thomsen are members of the
Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2006, the Trustees served as board members of 98 funds within the MFS
Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                      CUSTODIAN
Massachusetts Financial Services CompanyState           Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741              225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                             INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
MFS Fund Distributors, Inc.                             Deloitte & Touche LLP
500 Boylston Street, Boston, MA 02116-3741              200 Berkeley Street, Boston, MA 02116

PORTFOLIO MANAGER
Geoffrey L. Schechter

BOARD REVIEW OF INVESTMENT
ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2006 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2005 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("MFS peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2005, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 3rd quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2005 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that there is an advisory fee reduction in effect for the Fund through February 28, 2009 as part of MFS' settlement with the New York Attorney General concerning market timing and related matters. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate (taking into account the advisory fee reduction) and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is subject to contractual breakpoints. However, such breakpoints are not applicable because the Fund is currently subject to the advisory fee reduction noted above. Accordingly, the Trustees determined not to recommend any advisory fee breakpoint changes at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2006.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before November 1, 2006 by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2006 income tax forms in January 2007. The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $5,149,814 as capital gain dividends paid during the fiscal year.

Of the dividends paid from net investment income during the fiscal year, 100% is designated as exempt interest dividends for federal income tax purposes. If the fund has earned income on private activity bonds, a portion of the dividends paid may be considered a tax preference item for purposes of computing a shareholder's alternative minimum tax.

MFS(R) PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

    o data from investment applications and other forms
    o share balances and transactional history with us, our affiliates, or others
    o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA
1-800-637-8255                            02205-5824
24 hours a day
                                          OVERNIGHT MAIL
ACCOUNT SERVICE AND                       MFS Service Center, Inc.
LITERATURE                                500 Boylston Street
                                          Boston, MA 02116-3741
SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer. The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Robert E. Butler and Robert W. Uek and Ms. Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in Form N-CSR. In addition, Messrs. Butler, and Uek and Ms. Thomsen are "independent" members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of
2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

ITEMS 4(A) THROUGH 4(D) AND 4(G):

The Board of Trustees has appointed Deloitte & Touche LLP ("Deloitte") to serve as independent accountants to the series of the Registrant (the series referred to collectively as the "Funds" and singularly as a "Fund"). The tables below set forth the audit fees billed to the Funds as well as fees for non-audit services provided to the Funds and/or to the Funds' investment adviser, Massachusetts Financial Services Company ("MFS"), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds ("MFS Related Entities").

For the fiscal years ended August 31, 2006 and 2005, audit fees billed to the Funds by Deloitte were as follows:

                                                    Audit Fees
      FEES BILLED BY DELOITTE:                   2006        2005
                                                 ----        ----

        MFS Government Money Market Fund        $19,880     $20,680
        MFS Mid Cap Growth Fund                  35,360      34,160
        MFS Money Market Fund                    19,880      20,680
        MFS Municipal Bond Fund                  38,597      39,397
                                               --------    --------
                         TOTAL                 $113,717    $114,917

For the fiscal years ended August 31, 2006 and 2005, fees billed by Deloitte for audit-related, tax and other services provided to the Funds and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

                                       Audit-Related Fees(1)           Tax Fees(2)           All Other Fees(3)
  FEES BILLED BY DELOITTE:              2006          2005           2006        2005        2006        2005
                                        ----          ----           ----        ----        ----        ----

      To MFS Government                      $0            $0       $6,250      $7,950         $507          $0
      Money Market Fund
      To MFS Mid Cap Growth                   0             0        8,500      10,200          706           0
      Fund
      To MFS Money Market                     0             0        6,250       7,950          591           0
      Fund
      To MFS Municipal Bond                   0             0        7,900       9,600          632           0
      Fund
                                     ----------    ----------      -------     -------     --------    --------
  TOTAL FEES BILLED BY DELOITTE              $0            $0      $28,900     $35,700       $2,436          $0
  TO ABOVE FUNDS:
      To MFS and MFS Related         $1,035,850    $1,018,716           $0     $62,000     $454,751    $617,000
      Entities of  MFS
      Government Money
      Market Fund*
      To MFS and MFS Related          1,035,850     1,018,716            0      62,000      454,751     617,000
      Entities of  MFS Mid Cap
      Growth Fund*
      To MFS and MFS Related          1,035,850     1,018,716            0      62,000      454,751     617,000
      Entities of  MFS Money
      Market Fund*
      To MFS and MFS Related          1,035,850     1,018,716            0      62,000      454,751     617,000
      Entities of  MFS
      Municipal Bond Fund*

  AGGREGATE FEES FOR NON-AUDIT
  SERVICES:
                                        2006                       2005
                                        ----                       ----

      To MFS Government Money        $1,615,248                 $1,743,267
      Market Fund, MFS and MFS
      Related Entities#

      To MFS Mid Cap Growth           1,617,697                  1,745,517
      Fund, MFS and MFS
      Related Entities#

      To MFS Money Market             1,615,332                  1,743,267
      Fund, MFS and MFS
      Related Entities#

      To MFS Municipal Bond           1,617,023                  1,744,917
      Fund, MFS and MFS
      Related Entities#

*   This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).
#   This amount reflects the aggregate fees billed by Deloitte, for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.
(1) The fees included under "Audit-Related Fees" are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under
    "Audit Fees," including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.
(2) The fees included under "Tax Fees" are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.
(3) The fees included under "All Other Fees" are fees for products and services provided by Deloitte other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees," including fees for services related to sales tax refunds, consultation on internal cost allocations, consultation on allocation of monies pursuant to an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, analysis of certain portfolio holdings versus investment styles, review of internal controls and review of Rule 38a-1 compliance program.

ITEM 4(E)(1):
Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services: To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period betwen regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

ITEM 4(E)(2):
None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

ITEM 4(F): Not applicable.

ITEM 4(H): The Registrant's Audit Committee has considered whether the provision by a Registrant's independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant's principal auditors.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                     NOTICE
                                     ------

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST IV
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: October 19, 2006
      ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: October 19, 2006
      ----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 19, 2006
      ----------------

* Print name and title of each signing officer under his or her signature.